UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23344 and 811-23343
Name of Fund:
BlackRock Funds VI
BlackRock Advantage CoreAlpha Bond Fund

Master Investment Portfolio II
Advantage CoreAlpha Bond Master Portfolio

Fund Address:

100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:

John M. Perlowski, Chief Executive Officer, BlackRock Funds VI and Master Investment Portfolio II, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
12/31/2026
Date of reporting period:
6/30/2026
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Advantage CoreAlpha Bond Fund
Institutional Shares | BCRIX
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. The Fund invests all of its assets in the Advantage

CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 14 (a)	0.29% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$ 634,527,969
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	71%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
BlackRock Advantage CoreAlpha Bond Fund
Institutional Shares | BCRIX
Semi-Annual Shareholder Report —

June 30, 2026
BCRIX-06/26-SAR

BlackRock Advantage CoreAlpha Bond Fund
Investor A Shares | BCRAX
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. The Fund invests all of its assets in the Advantage

CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 27 (a)	0.54% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$ 634,527,969
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	71%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
BlackRock Advantage CoreAlpha Bond Fund
Investor A Shares | BCRAX
Semi-Annual Shareholder Report —

June 30, 2026
BCRAX-06/26-SAR

BlackRock Advantage CoreAlpha Bond Fund
Investor C Shares | BCRCX
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. The Fund invests all of its assets in the Advantage

CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$ 64 (a)	1.29% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$ 634,527,969
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	71%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
BlackRock Advantage CoreAlpha Bond Fund
Investor C Shares | BCRCX
Semi-Annual Shareholder Report —

June 30, 2026
BCRCX-06/26-SAR

BlackRock Advantage CoreAlpha Bond Fund
Class K Shares | BCRKX
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. The Fund invests all of its assets in the Advantage

CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 12 (a)	0.24% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$ 634,527,969
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	71%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
BlackRock Advantage CoreAlpha Bond Fund
Class K Shares | BCRKX
Semi-Annual Shareholder Report —

June 30, 2026
BCRKX-06/26-SAR

Advantage CoreAlpha Bond Master Portfolio
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Master Portfolio, which is included within the BlackRock Advantage CoreAlpha Bond Fund’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Master Portfolio
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advantage CoreAlpha Bond Master Portfolio	$ 12	0.24% (a)
(a)	Annualized.
Key Master Portfolio statistics
Net Assets	$ 634,781,223
Number of Portfolio Holdings	2,020
Portfolio Turnover Rate	71%
What did the Master Portfolio invest in?
(as of June 30, 2026)
Portfolio composition
Investment Type	Percent of Total Investments (a)
Corporate Bonds	37.3%
U.S. Government Sponsored Agency Securities	28.6%
Non-Agency Mortgage-Backed Securities	16.0%
U.S. Treasury Obligations	11.7%
Asset-Backed Securities	4.9%
Foreign Agency Obligations	0.7%
Municipal Bonds	0.5%
Capital Trusts	0.3%
Common Stocks	—	% (b)
Credit quality allocation
Credit Rating (c)	Percent of Total Investments (a)
AAA/Aaa (d)	22.9%
AA/Aa	22.9%
A	15.0%
BBB/Baa	25.1%
BB/Ba	5.7%
B	2.1%
CCC/Caa	0.3%
N/R	6.0%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.

Advantage CoreAlpha Bond Master Portfolio
Semi-Annual Shareholder Report — June 30, 2026
06/26-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrant – Not Applicable

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

June 30, 2026
2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Funds VI
• BlackRock Advantage CoreAlpha Bond Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Advantage CoreAlpha Bond Master Portfolio (the "Master Portfolio") may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Master Portfolio must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.
BlackRock Advantage CoreAlpha Bond Fund
Derivative Financial Instruments

Statement of Assets and Liabilities (unaudited)
June 30, 2026

BlackRock Advantage CoreAlpha Bond Fund
ASSETS
Investments, at value — Master Portfolio	$ 634,781,223
Receivables:
Capital shares sold	345,885
From the Administrator	1,241
Withdrawals from the Master Portfolio	16,409,273
Total assets	651,537,622
LIABILITIES
Payables:
Administration fees	25,797
Capital shares redeemed	16,755,158
Income dividend distributions	174,006
Professional fees	5,718
Service and distribution fees	48,974
Total liabilities	17,009,653
Commitments and contingent liabilities
NET ASSETS	$ 634,527,969
NET ASSETS CONSIST OF
Paid-in capital	$ 841,640,008
Accumulated loss	(207,112,039)
NET ASSETS	$ 634,527,969

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited) (continued)
June 30, 2026

BlackRock Advantage CoreAlpha Bond Fund
NET ASSET VALUE
Institutional
Net assets	$ 380,358,509
Shares outstanding	44,222,443
Net asset value	$ 8.60
Shares authorized	Unlimited
Par value	No par value
Investor A
Net assets	$ 237,683,049
Shares outstanding	27,628,250
Net asset value	$ 8.60
Shares authorized	Unlimited
Par value	No par value
Investor C
Net assets	$ 512,407
Shares outstanding	59,548
Net asset value	$ 8.60
Shares authorized	Unlimited
Par value	No par value
Class K
Net assets	$ 15,974,004
Shares outstanding	1,855,556
Net asset value	$ 8.61
Shares authorized	Unlimited
Par value	No par value
See notes to financial statements.
Fund Statement of Assets and Liabilities

Statement of Operations (unaudited)
Six Months Ended June 30, 2026

BlackRock Advantage CoreAlpha Bond Fund
INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — affiliated	$95,429
Interest — unaffiliated	16,721,562
Securities lending income — affiliated — net	50,863
Payment-in-kind interest — unaffiliated	15,161
Expenses	(846,441)
Fees waived	32,451
Total investment income	16,069,025
FUND EXPENSES
Service and distribution — class specific	305,587
Administration — class specific	169,586
Professional	5,720
Miscellaneous	3,933
Total expenses	484,826
Less fees waived and/or reimbursed by the Administrator	(15,246)
Total expenses after fees waived and/or reimbursed	469,580
Net investment income	15,599,445
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	(2,071,727)
Investments — affiliated	(6,187)
Forward foreign currency exchange contracts	(60,622)
Foreign currency transactions	89,735
Futures contracts	(4,421,538)
Options written	24,550
Swaps	(514,881)
(6,960,670)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(5,565,811)
Investments — affiliated	(1,625)
Forward foreign currency exchange contracts	(36,225)
Foreign currency translations	(32,106)
Futures contracts	1,267,403
Options written	6,033
Swaps	77,378
(4,284,953)
Net realized and unrealized loss	(11,245,623)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,353,822
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock Advantage CoreAlpha Bond Fund
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$15,599,445	$31,956,099
Net realized loss	(6,960,670)	(6,450,856)
Net change in unrealized appreciation (depreciation)	(4,284,953)	21,021,949
Net increase in net assets resulting from operations	4,353,822	46,527,192
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(9,134,814)	(18,079,408)
Investor A	(5,270,615)	(11,283,389)
Investor C	(9,494)	(16,050)
Class K	(884,929)	(2,874,236)
Decrease in net assets resulting from distributions to shareholders	(15,299,852)	(32,253,083)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(77,253,639)	10,086,262
NET ASSETS
Total increase (decrease) in net assets	(88,199,669)	24,360,371
Beginning of period	722,727,638	698,367,267
End of period	$634,527,969	$722,727,638

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Fund Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Advantage CoreAlpha Bond Fund
	Institutional
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$8.75	$8.58	$8.78	$8.65	$10.32	$10.79
Net investment income(a)	0.20	0.40	0.39	0.31	0.23	0.21
Net realized and unrealized gain (loss)	(0.15)	0.17	(0.20)	0.15	(1.69)	(0.42)
Net increase (decrease) from investment operations	0.05	0.57	0.19	0.46	(1.46)	(0.21)
Distributions(b)
From net investment income	(0.20)	(0.40)	(0.39)	(0.33)	(0.13)	(0.15)
From net realized gain	—	—	—	—	—	(0.06)
Return of capital	—	—	—	—	(0.08)	(0.05)
Total distributions	(0.20)	(0.40)	(0.39)	(0.33)	(0.21)	(0.26)
Net asset value, end of period	$8.60	$8.75	$8.58	$8.78	$8.65	$10.32
Total Return(c)
Based on net asset value	0.56%(d)	6.79%	2.20%	5.41%	(14.24)%	(1.98)%
Ratios to Average Net Assets(e)(f)
Total expenses	0.29%(g)	0.29%	0.29%	0.30%	0.29%	0.30%
Total expenses after fees waived and/or reimbursed	0.29%(g)	0.29%	0.29%	0.29%	0.29%	0.30%
Net investment income	4.69%(g)	4.59%	4.45%	3.58%	2.50%	2.00%
Supplemental Data
Net assets, end of period (000)	$380,359	$412,658	$367,055	$367,970	$559,142	$839,388
Portfolio turnover rate of the Master Portfolio(h)	71%	183%	142%	201%	205%	219%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	44%	103%	96%	118%	107%	123%
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage CoreAlpha Bond Fund (continued)
	Investor A
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$8.75	$8.58	$8.78	$8.65	$10.32	$10.79
Net investment income(a)	0.19	0.38	0.36	0.29	0.21	0.18
Net realized and unrealized gain (loss)	(0.15)	0.17	(0.19)	0.14	(1.70)	(0.42)
Net increase (decrease) from investment operations	0.04	0.55	0.17	0.43	(1.49)	(0.24)
Distributions(b)
From net investment income	(0.19)	(0.38)	(0.37)	(0.30)	(0.10)	(0.12)
From net realized gain	—	—	—	—	—	(0.06)
Return of capital	—	—	—	—	(0.08)	(0.05)
Total distributions	(0.19)	(0.38)	(0.37)	(0.30)	(0.18)	(0.23)
Net asset value, end of period	$8.60	$8.75	$8.58	$8.78	$8.65	$10.32
Total Return(c)
Based on net asset value	0.44%(d)	6.53%	1.94%	5.15%	(14.46)%	(2.23)%
Ratios to Average Net Assets(e)(f)
Total expenses	0.54%(g)	0.54%	0.54%	0.55%	0.54%	0.55%
Total expenses after fees waived and/or reimbursed	0.54%(g)	0.54%	0.54%	0.54%	0.54%	0.55%
Net investment income	4.42%(g)	4.33%	4.18%	3.35%	2.26%	1.74%
Supplemental Data
Net assets, end of period (000)	$237,683	$251,415	$265,350	$297,914	$322,124	$445,358
Portfolio turnover rate of the Master Portfolio(h)	71%	183%	142%	201%	205%	219%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	44%	103%	96%	118%	107%	123%
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage CoreAlpha Bond Fund (continued)
	Investor C
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$8.75	$8.58	$8.79	$8.66	$10.33	$10.80
Net investment income(a)	0.16	0.32	0.30	0.23	0.14	0.11
Net realized and unrealized gain (loss)	(0.15)	0.17	(0.21)	0.14	(1.69)	(0.43)
Net increase (decrease) from investment operations	0.01	0.49	0.09	0.37	(1.55)	(0.32)
Distributions(b)
From net investment income	(0.16)	(0.32)	(0.30)	(0.24)	(0.04)	(0.04)
From net realized gain	—	—	—	—	—	(0.06)
Return of capital	—	—	—	—	(0.08)	(0.05)
Total distributions	(0.16)	(0.32)	(0.30)	(0.24)	(0.12)	(0.15)
Net asset value, end of period	$8.60	$8.75	$8.58	$8.79	$8.66	$10.33
Total Return(c)
Based on net asset value	0.07%(d)	5.75%	1.07%	4.36%	(15.09)%	(2.96)%
Ratios to Average Net Assets(e)(f)
Total expenses	1.29%(g)	1.29%	1.29%	1.30%	1.29%	1.30%
Total expenses after fees waived and/or reimbursed	1.29%(g)	1.29%	1.29%	1.30%	1.29%	1.29%
Net investment income	3.73%(g)	3.64%	3.48%	2.64%	1.47%	1.01%
Supplemental Data
Net assets, end of period (000)	$512	$514	$453	$431	$413	$865
Portfolio turnover rate of the Master Portfolio(h)	71%	183%	142%	201%	205%	219%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	44%	103%	96%	118%	107%	123%
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage CoreAlpha Bond Fund (continued)
	Class K
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$8.75	$8.58	$8.79	$8.66	$10.33	$10.80
Net investment income(a)	0.21	0.41	0.39	0.32	0.24	0.22
Net realized and unrealized gain (loss)	(0.15)	0.17	(0.21)	0.14	(1.70)	(0.43)
Net increase (decrease) from investment operations	0.06	0.58	0.18	0.46	(1.46)	(0.21)
Distributions(b)
From net investment income	(0.20)	(0.41)	(0.39)	(0.33)	(0.13)	(0.15)
From net realized gain	—	—	—	—	—	(0.06)
Return of capital	—	—	—	—	(0.08)	(0.05)
Total distributions	(0.20)	(0.41)	(0.39)	(0.33)	(0.21)	(0.26)
Net asset value, end of period	$8.61	$8.75	$8.58	$8.79	$8.66	$10.33
Total Return(c)
Based on net asset value	0.70%(d)	6.84%	2.13%	5.46%	(14.19)%	(1.93)%
Ratios to Average Net Assets(e)(f)
Total expenses	0.29%(g)	0.29%	0.29%	0.30%	0.29%	0.30%
Total expenses after fees waived and/or reimbursed	0.24%(g)	0.24%	0.24%	0.24%	0.24%	0.25%
Net investment income	4.85%(g)	4.68%	4.54%	3.67%	2.57%	2.06%
Supplemental Data
Net assets, end of period (000)	$15,974	$58,141	$65,509	$52,127	$66,102	$72,493
Portfolio turnover rate of the Master Portfolio(h)	71%	183%	142%	201%	205%	219%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	44%	103%	96%	118%	107%	123%
See notes to financial statements.
Fund Financial Highlights

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds VI (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) is a series of the Trust. The Fund is classified as a diversified fund under the 1940 Act.
The Fund seeks to achieve its investment objective by investing all of its assets in Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio II (“MIP II”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2026, the percentage of the Master Portfolio owned by the Fund was 100.00%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Board of Trustees of the Trust and Board of Trustees of MIP II are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Administrator”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis.  The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Fund may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions:  Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Fund’s Board, the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Statement of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the Fund as follows:
	Institutional	Investor A	Investor C	Class K
Administration fees - class specific	0.05%	0.05%	0.05%	0.05%
For the six months ended June 30, 2026, the following table shows the class specific administration fees borne directly by each share class of the Fund:
	Institutional	Investor A	Investor C	Class K	Total
Administration fees — class specific	$ 99,337	$ 60,591	$ 132	$ 9,526	$ 169,586
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance.
Service and Distribution Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended June 30, 2026, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Fund Name	Investor A	Investor C	Total
BlackRock Advantage CoreAlpha Bond Fund	$ 302,953	$ 2,634	$ 305,587
Other Fees:  For the six months ended June 30, 2026, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $3,828.
For the six months ended June 30, 2026, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
BlackRock Advantage CoreAlpha Bond Fund	$ 37	$ 169
Expense Waivers and Reimbursements:  The fees and expenses of the Fund’s Independent Trustees, counsel to the Independent Trustees and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through June 30, 2027. The amount waived is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the six months ended June 30, 2026, the amount waived was $5,720.
Fund Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

BAL has contractually agreed to waive 0.05% of the administration fee payable to BAL applicable to Class K Shares of the Fund through June 30, 2027. The amount waived is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the six months ended June 30, 2026, the amount waived was $9,526.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock, Inc. (“BlackRock”) or its affiliates.
5.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s net asset value (“NAV”).
As of December 31, 2025, the Fund had non-expiring capital loss carryforwards and qualified late-year losses as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards(a)	Qualified Late-Year Ordinary Losses(b)
BlackRock Advantage CoreAlpha Bond Fund	$ (167,022,120)	$ (451,235)

(a)	Amounts available to offset future realized capital gains.
(b)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
6.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Advantage CoreAlpha Bond Fund
Institutional
Shares sold	2,976,089	$ 25,992,605	8,582,742	$ 73,993,820
Shares issued in reinvestment of distributions	1,057,970	9,181,923	2,075,597	18,056,902
Shares redeemed	(6,989,611)	(60,822,101)	(6,275,410)	(54,324,989)
	(2,955,552)	$ (25,647,573)	4,382,929	$ 37,725,733
Investor A
Shares sold and automatic conversion of shares	635,568	$ 5,516,071	1,036,300	$ 8,983,151
Shares issued in reinvestment of distributions	594,867	5,162,599	1,262,443	10,978,549
Shares redeemed	(2,341,334)	(20,335,896)	(4,493,987)	(38,965,180)
	(1,110,899)	$ (9,657,226)	(2,195,244)	$ (19,003,480)
Investor C
Shares sold	6,627	$ 57,652	14,757	$ 128,537
Shares issued in reinvestment of distributions	1,065	9,246	1,775	15,447
Shares redeemed and automatic conversion of shares	(6,875)	(59,165)	(10,579)	(91,039)
	817	$ 7,733	5,953	$ 52,945
Class K
Shares sold	1,238,657	$ 10,713,640	1,209,461	$ 10,460,010
Shares issued in reinvestment of distributions	95,570	833,257	330,295	2,874,393
Shares redeemed	(6,120,036)	(53,503,470)	(2,530,009)	(22,023,339)
	(4,785,809)	$ (41,956,573)	(990,253)	$ (8,688,936)
	(8,851,443)	$ (77,253,639)	1,203,385	$ 10,086,262
As of June 30, 2026, BlackRock HoldCo 2, Inc., an affiliate of the Fund, owned 1,924  Investor C Shares of the Fund.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Fund Notes to Financial Statements

Schedule of Investments (unaudited)
June 30, 2026
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
ACHV ABS Trust, Series 2024-1PL, Class B, 6.34%, 04/25/31(a)	$191	$ 192,159
Affirm Asset Securitization Trust(a)
Series 2023-X1, Class D, 9.55%, 11/15/28	86	86,639
Series 2024-B, Class C, 5.06%, 09/15/29	3,500	3,500,625
Series 2024-X1, Class D, 7.29%, 05/15/29	1,136	1,135,970
Series 2024-X2, Class C, 5.62%, 12/17/29	123	122,939
Series 2024-X2, Class D, 6.08%, 12/17/29	525	526,386
Series 2025-X1, Class B, 5.19%, 04/15/30	481	481,042
Series 2025-X1, Class D, 6.11%, 04/15/30	2,000	2,008,677
Series 2025-X2, Class C, 4.93%, 10/15/30	750	750,000
Affirm Master Trust(a)
Series 2025-3A, Class B, 4.75%, 10/16/34	1,460	1,448,111
Series 2025-3A, Class C, 4.89%, 10/16/34	2,600	2,576,586
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30(a)	62	62,164
Carvana Auto Receivables Trust
Series 2021-N2, Class B, 0.75%, 03/10/28	82	80,719
Series 2021-N2, Class C, 1.07%, 03/10/28	230	226,253
Chase Funding Trust, Series 2004-2, Class 2A2, (1 mo. Term SOFR + 0.61%), 4.26%, 02/26/35(b)	45	43,610
CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M1, (1 mo. Term SOFR + 0.86%), 4.51%, 03/25/34(b)	2	2,681
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67%, 05/17/32	790	791,308
Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2022- ELL, Class A3, 4.28%, 02/01/36	85	82,483
NetCredit Combined Receivables LLC(a)
Series 2024-A, Class B, 8.31%, 10/21/30	594	599,707
Series 2025-A, Class A, 7.29%, 10/20/31	399	401,157
OnDeck Asset Securitization Trust IV LLC, Series 2023- 1A, Class A, 7.00%, 08/19/30(a)	1,460	1,463,291
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	5,690	5,616,769
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, 03/15/30	510	512,931
Sunbit Asset Securitization Trust, Series 2025-1, Class A, 5.36%, 07/15/30(a)	1,670	1,670,542
Upstart Securitization Trust, Series 2025-3, Class B, 5.02%, 09/20/35(a)	900	897,634
Westlake Automobile Receivables Trust(a)
Series 2023-1A, Class D, 6.79%, 11/15/28	2,880	2,909,205
Series 2023-4A, Class C, 6.64%, 11/15/28	1,080	1,087,727
Series 2024-1A, Class D, 6.02%, 10/15/29	1,360	1,381,327
Series 2024-2A, Class D, 5.91%, 04/15/30	2,030	2,056,318
Total Asset-Backed Securities — 5.1% (Cost: $32,719,373)		32,714,960

Security	Shares	Value
Common Stocks
Financial Services(c)(d) — 0.0%
Edcon Holdco 1	1,643,590	$ 1
Edcon Holdco 2	163,560	—
		1
Total Common Stocks — 0.0% (Cost: $ — )		1

	Par (000)
Corporate Bonds
Advertising Agencies(a) — 0.1%
Advantage Sales & Marketing, Inc., 9.00%, 11/15/30	$233	207,661
Clear Channel Outdoor Holdings, Inc.
7.88%, 04/01/30	61	63,543
7.13%, 02/15/31	71	73,520
7.50%, 03/15/33	37	38,958
		383,682
Aerospace & Defense — 0.3%
ATI, Inc., 5.88%, 06/15/33(e)	20	20,278
Bombardier, Inc.(a)
7.25%, 07/01/31(e)	168	175,782
6.75%, 06/15/33(e)	156	161,480
7.45%, 05/01/34	26	28,745
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	250	238,715
General Dynamics Corp., 2.25%, 06/01/31	550	493,696
General Electric Co., 4.90%, 01/29/36	245	244,668
Moog, Inc., 5.50%, 10/15/34(a)(e)	65	64,010
TransDigm, Inc.(a)
6.38%, 03/01/29	53	53,810
6.88%, 12/15/30	137	140,795
7.13%, 12/01/31	187	193,631
6.63%, 03/01/32	51	52,307
6.38%, 05/31/33	82	82,780
6.25%, 01/31/34(e)	15	15,306
6.75%, 01/31/34	40	41,028
		2,007,031
Air Freight & Logistics — 0.0%
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(a)	148	153,259
Automobile Components(a) — 0.2%
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31(e)	186	187,460
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/31(e)	55	54,998
6.38%, 04/15/34	31	30,938
Dorman Products, Inc., 6.25%, 06/15/34	197	199,263
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32	278	291,897
IHO Verwaltungs GmbH, (8.00% Cash or 8.75% PIK), 8.00%, 11/15/32(f)	110	114,322
Phinia, Inc.
6.75%, 04/15/29	76	77,832
6.63%, 10/15/32	30	30,644
		987,354
Automobiles — 0.3%
American Honda Finance Corp., 4.90%, 03/13/29(e)	450	452,682

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobiles (continued)
Carvana Co.(a)(f)
(11.00% Cash or 13.00% PIK), 9.00%, 06/01/30	$126	$ 129,941
(9.00% PIK), 9.00%, 06/01/31	54	59,595
Ford Motor Credit Co. LLC, 5.75%, 04/06/33(e)	495	490,948
New Flyer Holdings, Inc., 9.25%, 07/01/30(a)	196	210,700
Nissan Motor Acceptance Co. LLC(a)
7.05%, 09/15/28	46	47,129
6.13%, 09/30/30(e)	108	106,166
Nissan Motor Co. Ltd.(a)
7.50%, 07/17/30	106	109,252
7.75%, 07/17/32	160	165,833
8.13%, 07/17/35	177	187,438
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/31(a)	64	63,744
		2,023,428
Banks — 2.2%
Bank of Montreal
2.65%, 03/08/27(e)	435	430,248
5.72%, 09/25/28	20	20,476
(1-day SOFR + 0.88%), 4.57%, 09/10/27(b)	215	215,034
Canadian Imperial Bank of Commerce, 5.26%, 04/08/29	300	304,738
Fifth Third Bancorp, (1-day SOFR + 2.34%), 6.34%, 07/27/29(b)	140	144,675
Freedom Mortgage Corp., 12.25%, 10/01/30(a)	35	37,769
ING Groep NV(b)
(1-day SOFR + 1.56%), 6.08%, 09/11/27(e)	855	857,351
(1-day SOFR + 2.09%), 6.11%, 09/11/34	545	576,726
M&T Bank Corp., (1-day SOFR + 2.80%), 7.41%, 10/30/29(b)	1,410	1,493,318
Morgan Stanley Private Bank N.A., (1-day SOFR + 1.08%), 4.73%, 07/18/31(b)	1,825	1,816,768
Royal Bank of Canada
3.63%, 05/04/27	630	626,585
5.20%, 08/01/28	40	40,627
5.00%, 02/01/33	10	10,069
Santander U.K. Group Holdings PLC, (3-mo. SOFR US + 1.66%), 3.82%, 11/03/28(b)	240	237,271
Truist Financial Corp., (1-day SOFR + 0.86%), 1.89%, 06/07/29(b)	10	9,489
U.S. Bancorp(b)(e)
(1-day SOFR + 1.41%), 5.42%, 02/12/36	965	982,321
(1-day SOFR + 1.86%), 5.68%, 01/23/35	155	160,037
Wells Fargo & Co.(b)
(1-day SOFR + 1.38%), 5.21%, 12/03/35	775	773,640
(1-day SOFR + 1.50%), 3.35%, 03/02/33	433	398,033
(1-day SOFR + 1.78%), 5.50%, 01/23/35	105	107,021
(1-day SOFR + 1.79%), 6.30%, 10/23/29	308	318,610
(1-day SOFR + 1.98%), 4.81%, 07/25/28	840	842,294
(1-day SOFR + 2.06%), 6.49%, 10/23/34	180	194,281
(1-day SOFR + 2.10%), 4.90%, 07/25/33	409	406,405
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31	1,374	1,272,069
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30	80	75,306
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31	535	529,234
Westpac Banking Corp., 2.96%, 11/16/40	120	88,814
Zions Bancorp N.A., (1-day SOFR + 1.06%), 4.48%, 02/09/29(b)	760	753,538
		13,722,747
Beverages — 0.3%
Coca-Cola Co.
3.00%, 03/05/51	90	59,590
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Co. (continued)
5.30%, 05/13/54	$370	$ 356,671
5.40%, 05/13/64	400	385,633
Diageo Capital PLC
2.13%, 04/29/32	380	329,460
5.50%, 01/24/33	725	747,753
		1,879,107
Biotechnology — 0.5%
Amgen, Inc.
2.60%, 08/19/26(e)	800	798,320
5.65%, 02/19/56	115	112,276
Genmab AS/Genmab Finance LLC(a)
6.25%, 12/15/32	56	57,068
7.25%, 12/15/33(e)	250	260,650
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	2,440	2,157,915
		3,386,229
Building Materials — 0.4%
Carlisle Cos., Inc., 5.55%, 09/15/40(e)	100	99,309
CRH America Finance, Inc., 5.50%, 01/09/35	905	919,856
Eagle Materials, Inc., 2.50%, 07/01/31	555	495,863
Martin Marietta Materials, Inc., 5.15%, 12/01/34	620	619,961
Masco Corp., 2.00%, 10/01/30	160	142,333
Trane Technologies Financing Ltd., 4.50%, 03/21/49	95	81,118
		2,358,440
Building Products — 0.1%
Home Depot, Inc.
5.40%, 09/15/40(e)	200	200,689
3.13%, 12/15/49	110	73,413
5.40%, 06/25/64(e)	30	28,526
Lowe’s Cos., Inc.
3.35%, 04/01/27	280	277,913
5.80%, 09/15/62(e)	55	53,616
QXO Building Products, Inc.(a)
6.50%, 07/15/31	15	15,288
6.75%, 04/30/32(e)	230	237,493
6.88%, 07/15/34	25	25,664
		912,602
Capital Markets — 0.9%
Ameriprise Financial, Inc., 5.70%, 12/15/28	720	739,029
Ares Capital Corp.
2.15%, 07/15/26	352	351,642
2.88%, 06/15/28	425	406,641
ARES Capital Corp., 5.10%, 01/15/31	200	193,472
Ares Management Corp., 5.60%, 10/11/54	463	419,410
Bank of New York Mellon Corp., (1-day SOFR + 1.51%), 4.71%, 02/01/34(b)	270	265,580
Charles Schwab Corp.
5.88%, 08/24/26	415	415,490
2.45%, 03/03/27(e)	45	44,462
3.20%, 01/25/28	4	3,928
1.65%, 03/11/31	3	2,622
2.30%, 05/13/31	13	11,653
1.95%, 12/01/31(e)	105	91,380
2.90%, 03/03/32(e)	4	3,628
(1-day SOFR + 1.23%), 4.91%, 11/14/36(b)	540	526,909
(1-day SOFR + 1.88%), 6.20%, 11/17/29(b)	358	370,270
(1-day SOFR + 2.21%), 5.64%, 05/19/29(b)	92	93,742
(1-day SOFR + 2.50%), 5.85%, 05/19/34(b)	31	32,393
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	97	92,394
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%, 01/15/29(e)	$166	$ 162,801
10.00%, 11/15/29(a)	176	173,574
Jane Street Group/JSG Finance, Inc., 6.75%, 05/01/33(a)	66	67,872
LPL Holdings, Inc., 5.65%, 03/15/35	945	939,166
Osaic Holdings, Inc.(a)
6.75%, 08/01/32	41	41,070
8.00%, 08/01/33(e)	25	25,092
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)(e)	44	45,248
StoneX Group, Inc., 7.88%, 03/01/31(a)	228	239,395
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)	209	218,595
		5,977,458
Chemicals — 0.5%
Air Products and Chemicals, Inc., 2.70%, 05/15/40	87	64,381
Celanese U.S. Holdings LLC
7.55%, 11/15/30	57	60,418
7.38%, 07/15/32(e)	57	59,951
7.70%, 11/15/33(e)	40	42,737
7.38%, 02/15/34(e)	59	60,955
Chemours Co.(a)
8.00%, 01/15/33	160	162,044
7.88%, 03/15/34(e)	175	175,853
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)(e)	161	160,708
FMC Corp.
5.65%, 05/18/33	58	52,023
6.38%, 05/18/53	31	24,370
Perimeter Holdings LLC, 6.25%, 01/15/34(a)	121	120,772
Rain Carbon, Inc., 12.25%, 09/01/29(a)	107	114,125
RPM International, Inc.
3.75%, 03/15/27(e)	105	104,437
2.95%, 01/15/32	227	204,516
Sherwin-Williams Co., 5.15%, 08/15/35(e)	1,400	1,403,806
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	196	192,182
Tronox, Inc.(a)
4.63%, 03/15/29	64	44,803
9.13%, 09/30/30(e)	102	102,466
		3,150,547
Commercial Services & Supplies — 0.8%
ADT Security Corp., 5.88%, 10/15/33(a)	74	72,695
APi Group DE, Inc., 5.75%, 06/01/34(a)(e)	60	59,318
Automatic Data Processing, Inc., 4.75%, 05/08/32	680	681,412
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	136	136,629
Cimpress PLC, 7.38%, 09/15/32(a)	255	257,685
CompoSecure Holdings LLC, 5.63%, 02/01/33(a)(e)	33	32,213
Deluxe Corp., 8.13%, 09/15/29(a)	60	62,116
EquipmentShare.com, Inc., 07/01/34(a)(g)	100	98,254
Ford Foundation(e)
Series 2020, 2.42%, 06/01/50	5	2,973
Series 2020, 2.82%, 06/01/70	30	16,964
FTAI Aviation Investors LLC(a)
7.88%, 12/01/30	93	97,172
7.00%, 05/01/31	90	93,217
7.00%, 06/15/32(e)	94	97,079
Georgetown University, Series 20A, 2.94%, 04/01/50	27	17,283
Graham Holdings Co., 5.63%, 12/01/33(a)(e)	56	55,529
Massachusetts Institute of Technology, 3.07%, 04/01/52	264	177,694
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Northwestern University, Series 2020, 2.64%, 12/01/50	$266	$ 166,273
President and Fellows of Harvard College, 2.52%, 10/15/50	54	32,929
Quanta Services, Inc.
2.90%, 10/01/30	890	827,942
5.10%, 08/09/35	360	357,608
3.05%, 10/01/41	315	233,570
RELX Capital, Inc., 5.25%, 03/27/35	71	71,562
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	72	43,640
United Rentals North America, Inc., 5.38%, 11/15/33(a)	57	56,140
University of Chicago
Series 20B, 2.76%, 04/01/45	148	115,993
Series C, 2.55%, 04/01/50(e)	157	103,063
University of Southern California
4.98%, 10/01/53	10	9,230
Series 21A, 2.95%, 10/01/51(e)	190	123,939
Verisk Analytics, Inc., 4.13%, 03/15/29	1,056	1,042,597
Yale University, Series 2020, 2.40%, 04/15/50	272	163,272
		5,305,991
Communications Equipment — 0.3%
Motorola Solutions, Inc.
4.60%, 05/23/29	260	259,254
5.40%, 04/15/34	625	632,722
5.55%, 08/15/35(e)	230	234,125
5.50%, 09/01/44(e)	927	897,246
		2,023,347
Construction & Engineering(a) — 0.1%
Granite Construction, Inc., 6.38%, 06/15/34	259	263,365
HTA Group Ltd., 7.50%, 06/04/29	198	202,950
Tutor Perini Corp.
11.88%, 04/30/29(e)	19	20,698
07/15/33(g)	125	125,744
		612,757
Consumer Finance — 1.1%
American Express Co.
4.05%, 05/03/29	186	184,236
(1-day SOFR + 1.00%), 5.10%, 02/16/28(b)	720	722,867
(1-day SOFR + 1.24%), 4.80%, 10/24/36(b)	390	377,662
(1-day SOFR + 1.93%), 5.63%, 07/28/34(b)	255	260,941
(1-day SOFR Index + 1.32%), 5.44%, 01/30/36(b)	1,155	1,178,577
Atlanticus Holdings Corp., 9.75%, 09/01/30(a)	148	149,789
Bread Financial Holdings, Inc.(a)
6.75%, 05/15/31	44	44,997
(5-year CMT + 4.30%), 8.38%, 06/15/35(b)(e)	70	73,071
Capital One Financial Corp.(b)
(1-day SOFR + 1.56%), 5.46%, 07/26/30	960	975,755
(1-day SOFR + 2.37%), 5.27%, 05/10/33	105	105,299
(1-day SOFR + 2.64%), 6.31%, 06/08/29	93	95,631
(1-day SOFR Index + 3.37%), 7.96%, 11/02/34	460	529,026
Enova International, Inc.(a)
11.25%, 12/15/28	132	139,083
9.13%, 08/01/29	120	125,574
EZCORP, Inc., 7.38%, 04/01/32(a)	55	57,645
Mastercard, Inc.
4.55%, 01/15/35(e)	385	375,230
2.95%, 03/15/51	360	233,512
OneMain Finance Corp.
6.63%, 05/15/29	115	117,261
7.88%, 03/15/30	134	139,497
7.50%, 05/15/31(e)	177	182,860

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Finance (continued)
OneMain Finance Corp. (continued)
7.13%, 11/15/31	$67	$ 68,158
7.13%, 09/15/32	54	54,909
6.75%, 09/15/33(e)	44	43,557
SLM Corp., 6.50%, 01/31/30(e)	31	31,423
Synchrony Financial, 7.25%, 02/02/33	263	274,154
Visa, Inc., 3.65%, 09/15/47	385	297,090
		6,837,804
Consumer Staples Distribution & Retail — 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 03/31/34(a)(e)	111	105,710
Arko Corp., 5.13%, 11/15/29(a)	46	42,550
Costco Wholesale Corp., 1.75%, 04/20/32	160	138,649
Kroger Co., 5.00%, 09/15/34	240	236,829
U.S. Foods, Inc.(a)
6.88%, 09/15/28	67	68,462
7.25%, 01/15/32(e)	125	129,715
5.75%, 04/15/33	152	152,207
Walmart, Inc.
4.90%, 04/28/35	1,595	1,608,484
4.50%, 09/09/52	200	173,338
		2,655,944
Containers & Packaging — 0.1%
Ardagh Group SA(a)
9.50%, 12/01/30	60	64,132
(5.00% Cash + 6.00% PIK), 11.00%, 12/01/30(f)	128	122,653
Packaging Corp. of America, 5.70%, 12/01/33(e)	420	437,160
		623,945
Distributors — 0.1%
ADI Escrow Issuer LLC, 7.13%, 07/15/34(a)	25	25,458
WW Grainger, Inc., 4.45%, 09/15/34	880	854,737
		880,195
Diversified REITs — 0.6%
American Tower Corp.
5.80%, 11/15/28	280	286,894
5.00%, 01/31/30	60	60,471
5.40%, 01/31/35	70	70,831
ERP Operating LP, 4.65%, 09/15/34(e)	330	321,636
GLP Capital LP/GLP Financing II, Inc.
5.63%, 09/15/34	500	496,067
5.75%, 11/01/37	200	197,079
Iron Mountain, Inc.(a)
5.63%, 07/15/32	102	100,820
6.25%, 01/15/33(e)	198	200,074
6.25%, 01/15/35	110	110,429
Millrose Properties, Inc.(a)
6.38%, 08/01/30	137	138,856
6.25%, 09/15/32	116	117,009
Prologis LP, 5.25%, 06/15/53	145	137,418
Rithm Capital Corp., 8.00%, 04/01/29(a)	169	169,676
VICI Properties LP
5.75%, 04/01/34	930	944,326
5.63%, 04/01/35	610	610,258
5.63%, 05/15/52(e)	77	70,719
		4,032,563
Diversified Telecommunication Services — 1.6%
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(a)(e)	64	64,230
APLD ComputeCo 3 LLC, 7.00%, 06/15/31(a)	55	54,887
APLD ComputeCo LLC, 9.25%, 12/15/30(a)	320	345,211
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
AT&T, Inc.
4.55%, 11/01/32	$2,200	$ 2,146,758
6.00%, 04/30/56	870	840,820
Black Pearl Compute LLC, 6.13%, 02/15/31(a)(e)	63	63,807
Cisco Systems, Inc., 4.95%, 02/24/32	1,000	1,012,397
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(e)	304	319,882
Core Scientific Finance I LLC, 7.75%, 05/15/31(a)	160	162,249
EchoStar Corp.
(6.75% Cash or 6.75% PIK), 6.75%, 11/30/30(e)(f)	79	80,311
10.75%, 11/30/29	325	351,201
ELK Grove Village Property LLC, 7.50%, 06/15/31(a)(e)	70	70,473
Flash Compute LLC, 7.25%, 12/31/30(a)(e)	40	41,129
Level 3 Financing, Inc.(a)
6.88%, 06/30/33	203	208,836
7.50%, 02/15/37(e)	30	30,791
Meridian Arc Holdco LLC, 6.25%, 04/30/31(a)	55	55,123
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(a)	185	184,733
Sprint Capital Corp., 8.75%, 03/15/32	740	871,697
Telecom Italia Capital SA
6.00%, 09/30/34(e)	70	71,485
7.20%, 07/18/36	61	66,817
7.72%, 06/04/38	175	200,952
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/32(a)(e)	238	248,285
Verizon Communications, Inc.
5.25%, 04/02/35	910	909,750
5.40%, 07/02/37	812	809,820
5.88%, 11/30/55(e)	55	53,360
Viasat, Inc.(a)
6.50%, 07/15/28	95	94,763
7.50%, 05/30/31	203	205,002
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)(e)	129	136,038
WULF Compute LLC, 7.75%, 10/15/30(a)(e)	220	231,077
		9,931,884
Electric Utilities — 2.9%
AEP Texas, Inc.
5.25%, 05/15/52	140	126,564
Series I, 2.10%, 07/01/30	260	235,458
AEP Transmission Co. LLC
3.15%, 09/15/49	30	19,878
Series O, 4.50%, 06/15/52	130	108,567
Alabama Power Co., 3.45%, 10/01/49	370	262,458
Alpha Generation LLC, 6.25%, 01/15/34(a)(e)	29	28,536
Ameren Illinois Co., 5.55%, 07/01/54	75	72,896
Appalachian Power Co., Series X, 3.30%, 06/01/27	90	89,024
Arizona Public Service Co.
2.95%, 09/15/27(e)	300	294,830
5.70%, 08/15/34	50	51,659
Atlantic City Electric Co., 2.30%, 03/15/31(e)	370	331,958
Baltimore Gas and Electric Co., 2.90%, 06/15/50(e)	170	106,972
Berkshire Hathaway Energy Co., 4.45%, 01/15/49	200	164,405
Black Hills Corp., 6.00%, 01/15/35	150	155,866
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	30	30,415
Series AH, 3.60%, 03/01/52	55	39,872
Series AJ, 4.85%, 10/01/52	75	66,884
Series AQ, 4.95%, 08/15/35(e)	125	123,627
Commonwealth Edison Co.
2.20%, 03/01/30	190	174,774
4.00%, 03/01/49	90	70,434
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Commonwealth Edison Co. (continued)
Series 130, 3.13%, 03/15/51	$70	$ 46,018
Connecticut Light and Power Co., 4.95%, 01/15/30	80	80,918
Consolidated Edison Co. of New York, Inc.
5.70%, 05/15/54	130	127,870
Series 2006-A, 5.85%, 03/15/36	500	523,545
Constellation Energy Generation LLC, 5.80%, 03/01/33	175	182,641
Consumers Energy Co.
4.60%, 05/30/29	50	50,190
4.63%, 05/15/33(e)	110	108,490
2.65%, 08/15/52(e)	72	43,036
4.20%, 09/01/52	60	47,867
Dominion Energy, Inc.
5.38%, 11/15/32	140	143,000
Series C, 3.38%, 04/01/30	58	55,370
DTE Electric Co., Series B, 3.65%, 03/01/52	217	158,091
Duke Energy Carolinas LLC, 5.35%, 01/15/53	100	94,567
Duke Energy Corp.
2.65%, 09/01/26	300	299,161
4.85%, 01/05/29(e)	180	181,030
4.20%, 06/15/49	530	413,353
5.00%, 08/15/52	60	52,214
Duke Energy Florida LLC, 5.88%, 11/15/33	85	89,602
Duke Energy Indiana LLC
5.25%, 03/01/34	60	60,938
5.40%, 04/01/53	20	18,781
Duke Energy Ohio, Inc., 4.30%, 02/01/49	100	81,095
Duke Energy Progress LLC, 5.10%, 03/15/34	50	50,716
Entergy Arkansas LLC, 5.75%, 06/01/54(e)	30	29,962
Entergy Louisiana LLC, 5.65%, 04/15/56	295	289,231
Entergy Mississippi LLC
5.00%, 09/01/33	180	180,356
5.85%, 06/01/54	40	39,886
Entergy Texas, Inc., 3.55%, 09/30/49	220	157,023
Evergy Kansas Central, Inc., 3.45%, 04/15/50(e)	130	91,717
Evergy Metro, Inc., 5.40%, 04/01/34	35	35,782
Evergy, Inc., 2.90%, 09/15/29	50	47,343
Eversource Energy, Series M, 3.30%, 01/15/28(e)	200	195,855
Exelon Corp.
5.15%, 03/15/29	45	45,596
5.60%, 03/15/53	70	67,003
FirstEnergy Transmission LLC, 5.00%, 01/15/35	25	24,557
Florida Power & Light Co.
4.80%, 05/15/33	55	54,800
4.05%, 10/01/44	300	246,284
3.15%, 10/01/49(e)	40	26,909
2.88%, 12/04/51	90	56,434
5.60%, 02/15/66	55	52,910
Georgia Power Co., 4.85%, 03/15/31(e)	300	301,889
Idaho Power Co., 5.80%, 04/01/54	70	70,503
Indiana Michigan Power Co., 5.63%, 04/01/53	50	49,120
Interstate Power and Light Co.
2.30%, 06/01/30	20	18,327
5.60%, 06/29/35	20	20,543
Kentucky Utilities Co., 3.30%, 06/01/50	60	40,905
MidAmerican Energy Co.
3.10%, 05/01/27	100	99,082
3.15%, 04/15/50	60	40,201
2.70%, 08/01/52	105	64,295
National Grid PLC, 5.42%, 01/11/34	90	91,269
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29	330	322,760
5.15%, 06/15/29	80	81,239
Security	Par (000)	Value
Electric Utilities (continued)
Nevada Power Co., 6.00%, 03/15/54	$90	$ 91,193
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	245	243,392
2.25%, 06/01/30	200	182,424
4.40%, 03/01/31	200	197,244
5.00%, 07/15/32	50	50,252
5.55%, 03/15/54	80	75,861
Northern States Power Co.
5.40%, 03/15/54(e)	85	81,398
5.65%, 06/15/54	70	69,054
NSTAR Electric Co.
3.10%, 06/01/51(e)	110	72,486
4.95%, 09/15/52	90	80,533
Oglethorpe Power Corp., 6.20%, 12/01/53(e)	65	66,864
Ohio Power Co., 5.65%, 06/01/34	150	154,878
Oklahoma Gas and Electric Co., 5.60%, 04/01/53	65	63,088
Oncor Electric Delivery Co. LLC
3.80%, 06/01/49	120	89,581
4.60%, 06/01/52	40	33,707
4.95%, 09/15/52	70	62,165
Pacific Gas and Electric Co.
3.00%, 06/15/28	100	96,770
4.55%, 07/01/30	65	64,003
6.95%, 03/15/34	10	10,905
3.30%, 08/01/40	90	67,463
4.95%, 07/01/50	270	225,424
3.50%, 08/01/50	190	126,753
6.75%, 01/15/53	70	73,495
5.90%, 10/01/54	95	89,719
PacifiCorp, 4.13%, 01/15/49	280	212,961
PECO Energy Co., 3.05%, 03/15/51	70	45,594
PG&E Corp., 5.00%, 07/01/28	40	39,780
PPL Electric Utilities Corp.
4.85%, 02/15/34	145	143,974
5.25%, 05/15/53	130	121,675
Public Service Co. of Colorado
4.05%, 09/15/49	20	15,555
5.75%, 05/15/54	130	128,909
Public Service Co. of Oklahoma, 5.20%, 01/15/35	150	149,348
Public Service Electric and Gas Co.
3.10%, 03/15/32	85	78,192
5.20%, 03/01/34	295	298,902
2.05%, 08/01/50	105	56,016
Puget Sound Energy, Inc., 5.45%, 06/01/53	100	95,871
San Diego Gas & Electric Co., 5.35%, 04/01/53	95	88,564
Sempra
3.70%, 04/01/29	140	136,627
5.50%, 08/01/33(e)	100	102,805
Southern California Edison Co.
5.45%, 06/01/31	240	244,532
3.65%, 02/01/50	100	69,184
5.75%, 04/15/54	20	18,615
Series C, 4.13%, 03/01/48	370	278,476
Southern Co.
3.25%, 07/01/26	350	350,000
5.70%, 03/15/34	185	191,649
System Energy Resources, Inc., 5.30%, 12/15/34	820	817,865
Talen Energy Supply LLC(a)
6.25%, 02/01/34	97	96,410
6.50%, 02/01/36	127	128,036
Tampa Electric Co.
5.15%, 03/01/35	755	756,930
3.45%, 03/15/51(e)	35	24,564

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Tucson Electric Power Co.
1.50%, 08/01/30	$90	$ 79,358
5.50%, 04/15/53(e)	30	28,654
Union Electric Co.
4.00%, 04/01/48	230	180,792
5.45%, 03/15/53	10	9,549
Virginia Electric and Power Co.
3.30%, 12/01/49	190	129,703
5.35%, 01/15/54	195	182,751
5.65%, 03/15/55	40	39,108
5.70%, 03/15/56	40	39,290
Series A, 3.80%, 04/01/28	750	740,828
Series D, 5.60%, 09/15/55	65	63,078
Wisconsin Electric Power Co., 4.75%, 09/30/32(e)	20	20,050
Wisconsin Power and Light Co., 5.38%, 03/30/34	90	91,318
Wisconsin Public Service Corp., 3.30%, 09/01/49	85	58,505
Xcel Energy, Inc.
4.00%, 06/15/28	900	889,522
5.45%, 08/15/33(e)	100	101,789
3.50%, 12/01/49	50	35,094
		18,054,426
Electronic Equipment, Instruments & Components — 0.3%
Allegion PLC, 3.50%, 10/01/29	90	86,382
Arrow Electronics, Inc., 5.88%, 04/10/34(e)	880	905,672
Honeywell International, Inc., 4.50%, 01/15/34	750	732,727
Keysight Technologies, Inc., 4.95%, 10/15/34	325	321,455
		2,046,236
Energy Equipment & Services(a) — 0.1%
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 02/01/34	9	8,946
Bristow Group, Inc., 6.75%, 02/01/33(e)	99	99,287
Kodiak Gas Services LLC, 5.88%, 04/01/31	55	55,141
Tidewater, Inc., 9.13%, 07/15/30	139	148,736
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29	91	93,215
Viridien, 10.00%, 10/15/30	150	159,333
Weatherford International Ltd., 6.75%, 10/15/33	65	66,319
		630,977
Environmental, Maintenance & Security Service — 0.5%
Republic Services, Inc.
4.75%, 07/15/30(e)	115	115,676
5.20%, 11/15/34	570	579,638
Waste Connections, Inc.(e)
2.60%, 02/01/30	305	285,411
5.25%, 09/01/35	1,070	1,084,698
Waste Management, Inc., 4.95%, 07/03/31	915	927,736
		2,993,159
Financial Services — 5.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.95%, 09/10/34	1,300	1,267,336
Ally Financial, Inc., (5-year CMT + 2.45%), 6.65%, 01/17/40(b)(e)	28	27,698
Banco Santander SA
5.59%, 08/08/28	1,800	1,831,422
(1-year CMT + 0.90%), 1.72%, 09/14/27(b)	400	397,727
Bank of America Corp.(b)
(1-day SOFR + 0.96%), 1.73%, 07/22/27	830	828,740
(1-day SOFR + 1.05%), 2.55%, 02/04/28	225	222,458
(1-day SOFR + 1.31%), 5.51%, 01/24/36	1,370	1,398,992
(1-day SOFR + 1.65%), 5.47%, 01/23/35	325	331,361
Security	Par (000)	Value
Financial Services (continued)
Bank of America Corp.(b) (continued)
(1-day SOFR + 1.70%), 5.74%, 02/12/36	$780	$ 795,730
(1-day SOFR + 1.99%), 6.20%, 11/10/28	735	750,446
(1-day SOFR + 2.04%), 4.95%, 07/22/28	775	778,196
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51	91	72,061
Brookfield Capital Finance LLC, 6.09%, 06/14/33	145	152,099
Brookfield Finance, Inc.
5.68%, 01/15/35	250	254,095
5.33%, 01/15/36(e)	275	270,505
Citigroup, Inc.(b)
(1-day SOFR + 1.14%), 4.64%, 05/07/28	270	270,167
(1-day SOFR + 1.83%), 6.02%, 01/24/36	283	291,492
(1-day SOFR + 2.11%), 2.57%, 06/03/31(e)	1,685	1,548,260
Coinbase Global, Inc., 3.38%, 10/01/28(a)(e)	312	296,201
Credit Acceptance Corp.(a)
9.25%, 12/15/28	137	142,669
6.63%, 03/15/30	41	41,065
Encore Capital Group, Inc.(a)
8.50%, 05/15/30	185	196,479
6.63%, 04/15/31	131	132,506
6.63%, 06/01/32	85	85,118
Freedom Mortgage Holdings LLC(a)
9.25%, 02/01/29	84	86,804
8.38%, 04/01/32(e)	40	40,688
Goldman Sachs Group, Inc.(b)
(1-day SOFR + 1.09%), 1.99%, 01/27/32	1,073	943,813
(1-day SOFR + 1.25%), 2.38%, 07/21/32	1,295	1,144,537
(1-day SOFR + 1.28%), 2.62%, 04/22/32	1,377	1,236,668
(1-day SOFR + 1.31%), 5.43%, 06/03/37	545	546,872
(1-day SOFR + 1.42%), 5.02%, 10/23/35	720	707,232
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39	370	334,599
(5-year CMT + 1.18%), 5.39%, 02/02/41	620	603,954
HSBC Holdings PLC(b)
(1-day SOFR + 1.29%), 5.29%, 11/19/30	735	744,354
(1-day SOFR + 1.43%), 5.13%, 11/06/36	485	477,348
(1-day SOFR + 1.56%), 5.45%, 03/03/36	570	573,552
(1-day SOFR + 1.90%), 5.87%, 11/18/35	570	583,488
(3-mo. CME Term SOFR + 1.87%), 3.97%, 05/22/30	1,740	1,697,632
Intercontinental Exchange, Inc., 3.00%, 09/15/60	180	105,530
JPMorgan Chase & Co.(b)
(1-day SOFR + 0.80%), 4.92%, 01/24/29	1,720	1,728,345
(1-day SOFR + 1.26%), 2.96%, 01/25/33	415	375,720
(1-day SOFR + 1.34%), 4.95%, 10/22/35	805	794,314
(1-day SOFR + 1.64%), 5.58%, 07/23/36	320	324,862
(1-day SOFR + 1.99%), 4.85%, 07/25/28	665	666,931
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31	580	510,876
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32	1,063	958,026
Mitsubishi UFJ Financial Group, Inc.(b)
(1-year CMT + 0.95%), 2.31%, 07/20/32(e)	425	374,648
(1-year CMT + 0.97%), 2.49%, 10/13/32	315	278,951
Mizuho Financial Group, Inc., (1-year CMT + 1.90%), 5.75%, 07/06/34(b)	590	610,955
Morgan Stanley(b)
(1-day SOFR + 1.03%), 1.79%, 02/13/32	415	361,015
(1-day SOFR + 1.14%), 2.70%, 01/22/31	65	60,360
(1-day SOFR + 1.20%), 2.51%, 10/20/32	210	185,644
(1-day SOFR + 1.42%), 5.59%, 01/18/36	525	536,067
(1-day SOFR + 1.45%), 5.17%, 01/16/30	140	141,262
(1-day SOFR + 1.58%), 5.83%, 04/19/35	205	212,680
(1-day SOFR + 1.73%), 5.47%, 01/18/35	55	55,835
(5-year CMT + 2.43%), 5.95%, 01/19/38	265	272,651
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Rocket Cos., Inc.(a)
6.50%, 08/01/29	$85	$ 86,759
6.13%, 08/01/30	105	106,803
6.13%, 08/01/31	35	35,746
7.13%, 02/01/32(e)	182	188,903
6.50%, 06/15/34(e)	25	25,642
UBS Group AG, (1-day SOFR + 1.73%), 3.09%, 05/14/32(a)(b)	240	220,261
Velocity Commercial Capital LLC, 9.38%, 02/15/31(a)(e)	35	36,262
WS Escrow LLC, 7.75%, 06/01/33(a)	197	202,283
		31,561,695
Food Products(a) — 0.0%
Post Holdings, Inc.
6.38%, 03/01/33	206	204,428
6.50%, 03/15/36(e)	74	73,160
		277,588
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC, 3.05%, 02/15/51	383	250,257
CSX Corp.(e)
2.60%, 11/01/26	800	795,810
4.90%, 03/15/55	55	49,076
		1,095,143
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories, 4.90%, 11/30/46	265	243,677
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	140	143,850
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27(e)	50	50,080
5.35%, 12/01/28	160	162,505
		600,112
Health Care Providers & Services — 1.3%
Allina Health System, Series 2021, 2.90%, 11/15/51(e)	230	141,649
Banner Health, Series 2020, 3.18%, 01/01/50	119	79,655
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	92	58,313
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51(e)	169	108,097
CommonSpirit Health, 3.91%, 10/01/50	339	251,688
DaVita, Inc., 6.88%, 09/01/32(a)(e)	169	174,294
Encompass Health Corp., 5.88%, 06/01/34(a)(e)	85	84,824
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)(e)	50	50,687
Fred Hutchinson Cancer Center, Series 2022, 4.97%, 01/01/52	130	114,667
Hackensack Meridian Health, Inc., Series 2020, 2.88%, 09/01/50	58	36,655
HCA, Inc.
5.45%, 04/01/31	535	546,641
3.63%, 03/15/32	720	670,219
5.60%, 04/01/34	425	433,962
5.13%, 06/15/39	485	462,310
4.63%, 03/15/52	745	606,540
6.00%, 04/01/54	180	177,808
5.95%, 09/15/54	170	166,793
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	73	54,883
Inova Health System Foundation, 4.07%, 05/15/52(e)	18	14,186
Kaiser Foundation Hospitals
Series 2021, 2.81%, 06/01/41	57	42,005
Series 2021, 3.00%, 06/01/51	161	104,361
Memorial Sloan-Kettering Cancer Center, Series 2020, 2.96%, 01/01/50	46	30,297
Security	Par (000)	Value
Health Care Providers & Services (continued)
Methodist Hospital, Series 20A, 2.71%, 12/01/50	$87	$ 53,503
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51	136	79,611
Quest Diagnostics, Inc.(e)
4.60%, 12/15/27	1,125	1,127,188
4.63%, 12/15/29	1,380	1,379,437
Select Medical Corp., 6.25%, 12/01/32(a)(e)	173	168,061
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)	111	115,092
Sutter Health, Series 20A, 3.36%, 08/15/50	54	37,840
Tenet Healthcare Corp., 6.13%, 06/15/30	73	73,535
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	42	38,767
UnitedHealth Group, Inc., 6.05%, 02/15/63	195	198,885
Universal Health Services, Inc., 5.05%, 10/15/34	405	387,984
WakeMed, Series A, 3.29%, 10/01/52(e)	81	53,231
		8,123,668
Health Care REITs — 0.5%
Diversified Healthcare Trust
4.75%, 02/15/28(e)	150	147,144
7.25%, 10/15/30(a)	25	25,732
4.38%, 03/01/31(e)	101	92,455
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	161	156,163
4.63%, 08/01/29(e)	172	138,249
Omega Healthcare Investors, Inc., 5.20%, 07/01/30	640	643,119
Ventas Realty LP
5.10%, 07/15/32	280	281,790
5.00%, 01/15/35	670	660,437
Welltower OP LLC, 4.50%, 07/01/30	1,140	1,134,196
		3,279,285
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP/RHP Finance Corp., 5.75%, 03/15/34(a)	30	29,721
Service Properties Trust
8.63%, 11/15/31(a)	75	79,009
8.88%, 06/15/32(e)	96	98,838
		207,568
Hotels, Restaurants & Leisure — 0.9%
Caesars Entertainment, Inc.(a)
7.00%, 02/15/30	381	383,193
6.50%, 02/15/32(e)	60	58,528
Darden Restaurants, Inc.
4.35%, 10/15/27	355	353,862
4.55%, 10/15/29	355	352,471
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(a)	149	153,269
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/32(a)(e)	114	115,523
Hyatt Hotels Corp., 5.38%, 12/15/31(e)	1,625	1,651,734
Las Vegas Sands Corp., 6.20%, 08/15/34	85	87,502
Light & Wonder International, Inc., 7.50%, 09/01/31(a)(e)	116	120,230
Marriott International, Inc.
5.00%, 10/15/27	170	171,093
5.55%, 10/15/28	310	316,194
5.35%, 03/15/35	270	271,892
5.10%, 05/01/38	455	438,797
Series AA, 4.65%, 12/01/28(e)	46	46,004
Series FF, 4.63%, 06/15/30	41	40,898

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc. (continued)
Series HH, 2.85%, 04/15/31	$670	$ 615,709
McDonald’s Corp.
3.63%, 09/01/49	180	131,289
5.15%, 09/09/52(e)	350	320,828
Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, 07/27/30(a)	72	70,920
Wynn Macau Ltd., 6.75%, 02/15/34(a)	60	59,631
		5,759,567
Household Durables — 0.2%
Installed Building Products, Inc., 5.63%, 02/01/34(a)	40	39,704
NVR, Inc., 3.00%, 05/15/30	1,375	1,289,349
Sekisui House U.S., Inc., 3.97%, 08/06/61	30	19,761
Whirlpool Corp.
7.50%, 07/01/31(a)(e)	10	10,119
6.50%, 06/15/33	114	98,824
7.88%, 07/01/34(a)(e)	10	10,041
5.15%, 03/01/43	15	9,377
4.50%, 06/01/46(e)	24	14,286
4.60%, 05/15/50(e)	22	13,114
		1,504,575
Independent Power and Renewable Electricity Producers(a) — 0.0%
NRG Energy, Inc.
6.25%, 11/01/34(e)	36	36,451
6.00%, 01/15/36	58	57,819
		94,270
Industrial Conglomerates — 0.1%
Axon Enterprise, Inc., 6.13%, 03/15/30(a)(e)	41	41,818
Enpro, Inc., 6.13%, 06/01/33(a)(e)	50	50,655
Teledyne Technologies, Inc., 2.75%, 04/01/31	676	618,172
		710,645
Insurance — 1.5%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(a)	6	5,393
Aflac, Inc., 4.75%, 01/15/49(e)	45	39,453
Allstate Corp., 5.05%, 06/24/29	470	475,725
American International Group, Inc., 4.85%, 05/07/30	470	472,351
Assurant, Inc.
5.55%, 02/15/36	305	303,436
(3-mo. SOFR US + 4.40%), 7.00%, 03/27/48(b)	108	110,002
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	335	344,452
Athene Holding Ltd.
3.95%, 05/25/51	30	20,582
3.45%, 05/15/52(e)	55	34,327
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	118	118,511
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48	975	796,504
2.85%, 10/15/50	95	60,394
3.85%, 03/15/52	175	132,413
Brighthouse Financial, Inc., 3.85%, 12/22/51	120	68,747
CNA Financial Corp., 5.20%, 08/15/35(e)	400	393,054
CRC Insurance Group LLC, 7.13%, 06/01/31(a)	78	77,751
Everest Reinsurance Holdings, Inc., 3.50%, 10/15/50	800	542,881
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	360	336,747
6.35%, 03/22/54	330	337,285
6.10%, 03/15/55	254	250,719
Fidelity National Financial, Inc., 3.40%, 06/15/30	200	188,399
Security	Par (000)	Value
Insurance (continued)
HUB International Ltd., 7.25%, 06/15/30(a)	$46	$ 47,207
Jackson Financial, Inc., 6.15%, 01/15/37	425	423,935
Markel Group, Inc., 6.00%, 05/16/54	485	485,328
Marsh & McLennan Cos., Inc., 4.20%, 03/01/48	515	415,875
MGIC Investment Corp., 5.25%, 08/15/28	63	62,896
Principal Financial Group, Inc.
5.38%, 03/15/33	233	237,678
5.50%, 03/15/53	90	86,800
Progressive Corp.
4.13%, 04/15/47	135	109,315
3.70%, 03/15/52	35	25,858
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	1,000	1,025,494
Travelers Cos., Inc., 5.45%, 05/25/53(e)	140	135,870
Unum Group, 4.13%, 06/15/51	410	306,398
Willis North America, Inc., 5.90%, 03/05/54	940	929,087
		9,400,867
Interactive Media & Services — 0.5%
Alphabet, Inc.
4.50%, 05/15/35(e)	1,975	1,927,720
2.25%, 08/15/60	335	167,502
Meta Platforms, Inc.
4.60%, 11/15/32	185	181,909
5.60%, 05/15/53	170	154,609
5.63%, 11/15/55	325	294,501
6.30%, 05/15/56	110	109,496
Netflix, Inc., 5.40%, 08/15/54(e)	100	96,053
Snap, Inc., 6.88%, 03/01/33(a)(e)	229	223,214
		3,155,004
Internet Software & Services — 0.8%
Amazon.com, Inc., 5.80%, 03/13/56	110	109,298
AppLovin Corp.
5.13%, 12/01/29	350	352,905
5.38%, 12/01/31	815	826,368
Gen Digital, Inc., 6.25%, 04/01/33(a)	90	88,705
Getty Images, Inc.(a)
11.25%, 02/21/30(e)	114	93,943
10.50%, 11/15/30	89	74,199
GrubHub Holdings, Inc., (6.00% Cash and 7.00% PIK), 13.00%, 07/31/30(a)(e)(f)	6	5,212
Match Group Holdings II LLC(a)
5.63%, 02/15/29	72	71,770
6.13%, 09/15/33(e)	330	326,100
Rakuten Group, Inc.(a)
11.25%, 02/15/27	91	94,015
9.75%, 04/15/29	154	167,369
Uber Technologies, Inc., 5.35%, 09/15/54(e)	115	107,356
VeriSign, Inc.
2.70%, 06/15/31(e)	2,332	2,094,253
5.25%, 06/01/32	225	226,274
Wayfair LLC(a)
7.25%, 10/31/29	218	224,989
7.75%, 09/15/30	155	162,942
		5,025,698
IT Services — 0.3%
Accenture Capital, Inc., 4.50%, 10/04/34(e)	95	91,103
CACI International, Inc., 6.38%, 06/15/33(a)	183	185,602
CoreWeave, Inc.(a)
9.25%, 06/01/30(e)	248	249,611
9.00%, 02/01/31(e)	59	58,304
9.75%, 10/01/31	59	58,870
9.63%, 07/15/32(e)	55	54,178
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
IT Services (continued)
Fair Isaac Corp., 6.25%, 09/15/34(a)	$170	$ 167,446
IBM International Capital Pte. Ltd., 5.25%, 02/05/44	300	278,841
Insight Enterprises, Inc., 6.63%, 05/15/32(a)(e)	56	56,916
International Business Machines Corp., 4.25%, 05/15/49	116	90,648
Unisys Corp., 10.63%, 01/15/31(a)(e)	319	299,721
		1,591,240
Leisure Products — 0.3%
Acushnet Co., 5.63%, 12/01/33(a)	65	64,656
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/32(a)(e)	111	93,586
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)	40	41,358
Patrick Industries, Inc., 6.38%, 11/01/32(a)	96	95,597
Royal Caribbean Cruises Ltd., 5.25%, 02/27/38	700	677,999
Sabre Financial Borrower LLC, 11.13%, 06/15/29(a)	184	194,204
Sabre GLBL, Inc.(a)
10.75%, 11/15/29(e)	144	138,358
10.75%, 03/15/30	1	954
11.13%, 07/15/30(e)	214	205,277
Viking Cruises Ltd., 5.88%, 10/15/33(a)(e)	81	81,126
		1,593,115
Machinery — 0.4%
Esab Corp., 5.63%, 04/01/31(a)	50	50,054
IDEX Corp., 2.63%, 06/15/31	2,189	1,971,008
Manitowoc Co., Inc., 9.25%, 10/01/31(a)	58	62,346
Otis Worldwide Corp.
3.11%, 02/15/40	70	53,857
3.36%, 02/15/50(e)	70	48,980
Solaris Energy Infrastructure LLC, 6.38%, 05/15/31(a)	65	65,725
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34	310	318,324
		2,570,294
Media — 1.7%
AMC Global Media, Inc., 10.50%, 07/15/32(a)	166	170,633
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29(a)	48	46,957
6.38%, 09/01/29(a)(e)	31	30,969
7.38%, 03/01/31(a)(e)	241	241,580
4.50%, 05/01/32(e)	55	48,547
7.00%, 02/01/33(a)(e)	41	40,208
7.38%, 02/01/36(a)(e)	52	50,996
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.95%, 06/30/62	385	227,655
Directv Financing LLC, 8.88%, 02/01/30(a)(e)	39	39,692
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/31(a)	92	95,469
Discovery Communications LLC, 5.00%, 09/20/37	70	54,950
Discovery Global Holdings, Inc.
4.05%, 03/15/29	59	58,414
4.28%, 03/15/32(e)	175	152,883
5.05%, 03/15/42	220	161,165
5.14%, 03/15/52	80	53,600
DISH DBS Corp.
7.38%, 07/01/28	156	149,777
5.75%, 12/01/28(a)	151	146,281
Dotdash Meredith, Inc., 7.63%, 06/15/32(a)(e)	132	124,941
FactSet Research Systems, Inc.
2.90%, 03/01/27	1,575	1,554,744
3.45%, 03/01/32(e)	483	434,981
Security	Par (000)	Value
Media (continued)
Fox Corp., 5.48%, 01/25/39	$331	$ 320,742
Gray Media, Inc., 9.63%, 07/15/32(a)	20	19,303
iHeartCommunications, Inc.(a)
9.13%, 05/01/29	77	74,713
10.88%, 05/01/30(e)	136	117,912
7.75%, 08/15/30(e)	185	172,568
Nexstar Media, Inc.(a)
4.75%, 11/01/28	146	143,025
6.50%, 09/15/33	156	155,957
7.25%, 04/15/34(e)	74	73,813
Paramount Global
7.88%, 07/30/30	167	175,394
6.88%, 04/30/36(e)	95	89,112
4.38%, 03/15/43(e)	51	32,923
5.85%, 09/01/43	82	61,397
Sinclair Television Group, Inc.(a)(e)
5.50%, 03/01/30	38	33,060
4.38%, 12/31/32	64	49,760
8.13%, 02/15/33	48	49,304
Space Exploration Technologies Corp.(a)
5.35%, 07/15/31	1,340	1,336,509
5.65%, 07/15/33	1,950	1,938,382
5.88%, 07/15/36	1,360	1,342,272
6.60%, 07/15/46	150	145,889
6.65%, 07/15/56	380	366,626
Time Warner Cable LLC, 4.50%, 09/15/42	250	188,421
Univision Communications, Inc., 8.88%, 04/15/33(a)	22	21,657
Versant Media Group, Inc., 7.25%, 01/30/31(a)(e)	135	139,666
		10,932,847
Metals & Mining — 1.2%
Advanced Drainage Systems, Inc., 5.38%, 03/01/34(a)	17	16,609
Algoma Steel, Inc., 9.13%, 04/15/29(a)	74	69,161
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	1,575	1,583,972
4.90%, 02/28/33	565	565,507
Century Aluminum Co., 6.88%, 08/01/32(a)	133	136,737
Champion Iron Canada, Inc., 7.88%, 07/15/32(a)	46	47,631
Cleveland-Cliffs, Inc., 7.63%, 01/15/34(a)(e)	47	46,935
Coeur Mining, Inc., 6.88%, 04/01/32(a)	70	71,750
Commercial Metals Co.(a)
5.75%, 11/15/33	28	27,835
6.00%, 12/15/35	132	131,658
Eldorado Gold Corp., 6.25%, 09/01/29(a)(e)	138	138,068
First Quantum Minerals Ltd.(a)
7.25%, 02/15/34	43	44,049
6.38%, 02/15/36	40	39,218
Fortescue Treasury Pty. Ltd., 6.13%, 04/15/32(a)	159	163,459
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)	107	108,198
Kaiser Aluminum Corp., 5.88%, 03/01/34(a)	23	22,761
Mineral Resources Ltd.(a)
7.00%, 04/01/31	120	124,213
6.00%, 05/01/32	36	35,612
6.25%, 05/01/34(e)	36	35,399
Novelis Corp.(a)
6.88%, 01/30/30	34	34,856
6.38%, 08/15/33	53	53,382
Perenti Finance Pty. Ltd., 7.50%, 04/26/29(a)	130	133,688
PLS Group Ltd., 6.88%, 05/01/31(a)(e)	55	56,314
Reliance, Inc., 2.15%, 08/15/30	1,575	1,419,562
Rio Tinto Finance USA Ltd., 2.75%, 11/02/51	10	6,180
Rio Tinto Finance USA PLC, 5.25%, 03/14/35(e)	785	797,107

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metals & Mining (continued)
Skeena Resources Ltd., 8.50%, 04/01/31(a)	$112	$ 117,647
Southern Copper Corp., 7.50%, 07/27/35	900	1,035,558
Trekor Metals Ltd., 8.25%, 05/01/30(a)	210	219,160
		7,282,226
Mortgage Real Estate Investment Trusts (REITs)(a) — 0.1%
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/29	145	150,220
6.25%, 06/01/31(e)	113	109,312
EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, 09/30/30	32	31,846
Starwood Property Trust, Inc.
7.25%, 04/01/29	165	170,358
6.00%, 04/15/30	68	68,248
6.50%, 07/01/30(e)	67	68,422
6.50%, 10/15/30(e)	44	45,016
6.13%, 06/01/31	25	25,132
		668,554
Multi-Utilities — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.(a)
9.38%, 06/01/28(e)	47	48,061
9.50%, 06/01/30	76	81,550
Atmos Energy Corp.
1.50%, 01/15/31	30	26,191
5.75%, 10/15/52(e)	105	105,723
5.45%, 01/15/56(e)	40	38,565
CenterPoint Energy Resources Corp., 5.25%, 03/01/28	85	86,113
National Fuel Gas Co.
5.95%, 03/15/35	450	463,345
5.50%, 05/15/36	485	481,977
NiSource, Inc.
3.60%, 05/01/30	60	57,591
5.35%, 04/01/34	80	81,533
3.95%, 03/30/48	130	99,280
5.00%, 06/15/52	20	17,628
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	80	77,627
Southern California Gas Co., 5.75%, 06/01/53	100	97,866
Southern Co. Gas Capital Corp.
5.75%, 09/15/33	140	145,681
4.95%, 09/15/34	10	9,877
Southwest Gas Corp.
3.70%, 04/01/28	80	78,775
2.20%, 06/15/30	85	77,075
Washington Gas Light Co., 3.65%, 09/15/49	30	21,580
		2,096,038
Oil, Gas & Consumable Fuels — 3.2%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	96	99,841
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)
5.75%, 10/15/33	20	19,807
5.75%, 07/01/34	43	42,462
BKV Upstream Midstream LLC, 7.50%, 10/15/30(a)(e)	134	134,543
California Resources Corp.(a)(e)
7.00%, 01/15/34	84	83,070
7.25%, 01/15/35	120	119,038
Calumet Specialty Products Partners LP/Calumet Finance Corp.(a)
9.75%, 07/15/28	181	185,570
9.75%, 02/15/31	64	67,669
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd., 4.95%, 06/01/47	$100	$ 88,593
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	160	160,401
Cheniere Energy, Inc.
5.65%, 04/15/34	600	615,756
6.00%, 07/30/56(a)	50	49,982
Chevron USA, Inc., 4.98%, 04/15/35(e)	2,160	2,174,332
Chord Energy Corp.(a)
6.00%, 10/01/30(e)	80	80,338
6.75%, 03/15/33	125	126,851
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	126	120,107
CNX Resources Corp.(a)
7.38%, 01/15/31	112	114,705
7.25%, 03/01/32(e)	136	140,114
5.88%, 03/01/34	16	15,570
ConocoPhillips Co., 3.80%, 03/15/52	85	62,375
Continental Resources, Inc., 4.38%, 01/15/28	100	99,318
CVR Energy, Inc.(a)
7.50%, 02/15/31	32	31,848
7.88%, 02/15/34	47	46,498
DCP Midstream Operating LP, 3.25%, 02/15/32	17	15,500
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)
8.63%, 03/15/29	133	138,234
7.38%, 06/30/33(e)	32	32,600
6.88%, 06/01/34	50	49,764
Devon Energy Corp.
4.38%, 03/15/29(a)(e)	660	654,630
5.60%, 03/15/34(a)	260	266,506
5.20%, 09/15/34(e)	200	200,205
5.40%, 02/15/35(a)	205	205,803
5.75%, 09/15/54(e)	300	289,129
Diamondback Energy, Inc.
6.25%, 03/15/33	125	132,907
5.90%, 04/18/64	170	165,828
Energy Transfer LP
5.20%, 04/01/30(e)	190	192,858
5.60%, 09/01/34	550	561,317
5.40%, 10/01/47	610	553,130
EnQuest PLC, 9.88%, 04/30/31(a)	102	104,358
EOG Resources, Inc., 5.65%, 12/01/54(e)	125	122,314
Equinor ASA, 3.25%, 11/18/49	500	346,151
Expand Energy Corp., 5.70%, 01/15/35	297	300,325
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 01/15/29	128	132,174
7.88%, 05/15/32	2	2,062
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)	84	87,976
Golar LNG Ltd., 7.50%, 10/02/30(a)	134	135,776
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)(e)	211	215,201
Infinity Natural Resources LLC, 7.63%, 04/01/31(a)(e)	40	39,729
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	116	120,242
Karoon USA Finance, Inc., 10.50%, 05/14/29(a)	75	77,263
Kinder Morgan Energy Partners LP, 6.95%, 01/15/38(e)	300	335,524
Kinder Morgan, Inc., 5.95%, 08/01/54(e)	370	371,406
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(a)	194	197,524
MPLX LP
4.80%, 02/15/31	875	871,431
5.20%, 03/01/47	47	42,419
5.50%, 02/15/49	205	188,924
4.90%, 04/15/58(e)	340	280,775
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp., 6.50%, 02/15/34	$102	$ 101,047
Murphy Oil USA, Inc., 5.88%, 06/01/34(a)(e)	175	175,552
Nabors Industries, Inc.(a)(e)
9.13%, 01/31/30	23	24,037
7.63%, 11/15/32	78	79,800
NGL Energy Operating LLC/NGL Energy Finance Corp.(a)
8.13%, 02/15/29(e)	70	72,455
8.38%, 02/15/32	208	216,532
Noble Finance II LLC(a)
8.00%, 04/15/30	136	140,917
6.25%, 06/15/34(e)	160	156,810
ONEOK Partners LP, 6.13%, 02/01/41	75	77,006
ONEOK, Inc.
6.35%, 01/15/31	1,140	1,200,306
6.10%, 11/15/32	590	620,200
7.15%, 01/15/51(e)	80	88,692
Par Petroleum LLC, 7.38%, 06/01/34(a)(e)	50	50,594
PBF Holding Co. LLC/PBF Finance Corp.(a)(e)
9.88%, 03/15/30	48	51,321
7.88%, 09/15/30	102	103,941
Phillips 66 Co., 5.65%, 06/15/54	120	113,459
Plains All American Pipeline LP, 5.95%, 06/15/35	775	797,187
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29(e)	150	144,399
Seadrill Finance Ltd., 8.38%, 08/01/30(a)	36	37,629
Shell Finance U.S., Inc.(a)
6.38%, 12/15/38	67	73,221
3.00%, 11/26/51(e)	178	115,700
South Bow Canadian Infrastructure Holdings Ltd.(b)
(5-year CMT + 3.67%), 7.50%, 03/01/55(e)	46	49,160
(5-year CMT + 3.95%), 7.63%, 03/01/55	47	49,225
Talos Production, Inc.(a)(e)
9.00%, 02/01/29	59	61,472
9.38%, 02/01/31	202	212,165
Targa Resources Corp.
5.50%, 02/15/35	885	893,308
5.55%, 08/15/35	975	986,214
TotalEnergies Capital SA, 5.49%, 04/05/54(e)	440	425,131
Valaris Ltd., 8.38%, 04/30/30(a)(e)	235	244,042
Venture Global LNG, Inc.(a)
9.50%, 02/01/29	83	89,337
9.88%, 02/01/32(e)	83	88,607
Vermilion Energy, Inc., 7.25%, 02/15/33(a)(e)	113	111,093
Western Midstream Operating LP
6.35%, 01/15/29	65	67,239
5.50%, 12/15/35	485	479,885
		20,306,456
Passenger Airlines — 0.0%
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(e)	259	234,580
Personal Care Products — 0.0%
Colgate-Palmolive Co.
3.25%, 08/15/32	90	84,249
3.70%, 08/01/47	30	23,185
		107,434
Pharmaceuticals — 1.3%
AbbVie, Inc.
4.05%, 11/21/39	50	44,060
4.40%, 11/06/42	135	118,683
4.70%, 05/14/45	145	129,953
Security	Par (000)	Value
Pharmaceuticals (continued)
AbbVie, Inc. (continued)
5.40%, 03/15/54	$260	$ 249,850
5.50%, 03/15/64	165	158,685
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(a)	176	182,690
AstraZeneca PLC, 4.38%, 11/16/45	200	174,361
Cardinal Health, Inc.
5.45%, 02/15/34	158	161,591
5.35%, 11/15/34	750	758,833
Cencora, Inc.
3.45%, 12/15/27	1,427	1,405,654
4.85%, 12/15/29(e)	420	422,528
2.70%, 03/15/31	117	106,661
5.15%, 02/15/35	155	154,778
CVS Health Corp.
5.00%, 09/15/32	400	400,891
5.45%, 09/15/35	700	709,055
5.63%, 02/21/53	13	12,277
6.05%, 06/01/54	187	187,082
Eli Lilly & Co.
4.90%, 02/12/32	530	537,251
4.88%, 02/27/53(e)	115	103,994
5.55%, 10/15/55	60	59,967
5.60%, 05/20/56	475	477,069
4.95%, 02/27/63	160	142,638
5.65%, 10/15/65	105	105,116
Harrow, Inc., 8.63%, 09/15/30(a)(e)	64	64,960
HLF Financing SARL LLC/Herbalife International, Inc., 7.75%, 05/01/33(a)(e)	86	87,165
Johnson & Johnson
3.63%, 03/03/37	195	174,587
3.70%, 03/01/46	279	222,838
Merck & Co., Inc., 4.00%, 03/07/49	330	262,572
Novartis Capital Corp., 2.75%, 08/14/50	271	172,032
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, 05/15/34(a)	50	53,529
Pfizer, Inc., 7.20%, 03/15/39	80	93,746
		7,935,096
Real Estate Management & Development — 0.2%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.(a)
5.75%, 01/15/29(e)	159	158,154
5.25%, 04/15/30	95	91,682
9.75%, 04/15/30	104	111,806
CBRE Services, Inc., 5.95%, 08/15/34	500	520,981
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(a)	90	94,207
Five Point Operating Co. LP, 8.00%, 10/01/30(a)(e)	110	112,607
Howard Hughes Corp., 6.13%, 03/01/34(a)	41	40,510
		1,129,947
Residential REITs — 0.1%
Realty Income Corp., 4.75%, 02/15/29(e)	630	632,702
Retail REITs — 0.2%
Simon Property Group LP
4.75%, 03/15/42	700	642,019
4.25%, 11/30/46	700	579,097
		1,221,116
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc., 5.88%, 10/01/33(a)	79	79,274
Analog Devices, Inc.
1.70%, 10/01/28	385	362,555
2.95%, 10/01/51(e)	30	19,393

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc., 4.00%, 04/15/29(a)	$80	$ 78,780
Intel Corp., 6.13%, 05/15/56	610	609,188
Kioxia Holdings Corp.(a)
6.25%, 07/24/30	87	89,747
6.63%, 07/24/33	166	173,619
NVIDIA Corp., 5.55%, 06/15/46	720	714,651
		2,127,207
Software — 1.2%
Cloud Software Group, Inc.(a)
9.00%, 09/30/29	90	87,357
8.25%, 06/30/32(e)	126	118,093
Elastic NV, 4.13%, 07/15/29(a)	89	84,914
Electronic Arts, Inc., 2.95%, 02/15/51	150	117,548
Intuit, Inc.(e)
1.65%, 07/15/30	71	63,107
5.20%, 09/15/33	460	461,940
5.50%, 09/15/53	87	78,181
Microsoft Corp.
2.53%, 06/01/50	325	193,265
2.50%, 09/15/50	125	73,793
MSCI, Inc., 5.15%, 03/15/36	740	716,306
Open Text Holdings, Inc.(a)(e)
4.13%, 02/15/30	35	32,062
4.13%, 12/01/31	50	43,894
Oracle Corp.
2.95%, 04/01/30	385	354,361
4.65%, 05/06/30	235	230,451
2.88%, 03/25/31	615	549,444
5.50%, 08/03/35(e)	1,610	1,540,673
3.65%, 03/25/41(e)	845	606,799
4.50%, 07/08/44	90	67,160
3.60%, 04/01/50(e)	70	42,568
3.95%, 03/25/51	111	71,016
5.38%, 09/27/54	720	564,673
5.95%, 09/26/55	125	106,227
3.85%, 04/01/60	683	401,119
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(a)(e)	275	235,263
Roper Technologies, Inc., 4.50%, 10/15/29(e)	665	660,763
ServiceNow, Inc., 1.40%, 09/01/30(e)	72	63,120
SS&C Technologies, Inc., 6.50%, 06/01/32(a)	43	43,367
UKG, Inc., 6.88%, 02/01/31(a)	74	71,889
		7,679,353
Specialty Retail — 0.3%
Academy Ltd., 5.88%, 05/15/31(a)(e)	65	65,001
AutoZone, Inc.
5.05%, 07/15/26	920	920,245
4.50%, 02/01/28	180	179,878
5.40%, 07/15/34(e)	65	66,097
Dick’s Sporting Goods, Inc., 4.00%, 10/01/29(a)	80	77,865
FirstCash, Inc.(a)
6.88%, 03/01/32(e)	205	210,655
6.13%, 05/01/34	112	111,478
Gap, Inc., 3.63%, 10/01/29(a)	153	144,160
Kohl’s Corp., 10.00%, 06/01/30(a)	42	45,427
Macy’s Retail Holdings LLC, 7.38%, 08/01/33(a)(e)	125	131,241
Nordstrom, Inc.
4.38%, 04/01/30(e)	85	81,809
5.00%, 01/15/44	87	61,390
		2,095,246
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC/EMC Corp., 5.25%, 02/15/37	$116	$ 114,195
Diebold Nixdorf, Inc., 7.75%, 03/31/30(a)	79	82,272
NCR Atleos Corp., 9.50%, 04/01/29(a)	178	189,799
Seagate Data Storage Technology Pte. Ltd.(a)
8.25%, 12/15/29	144	150,575
5.88%, 07/15/30	70	71,243
9.63%, 12/01/32	194	213,911
		821,995
Textiles, Apparel & Luxury Goods — 0.2%
Ralph Lauren Corp., 5.00%, 06/15/32(e)	1,200	1,212,474
Tobacco — 1.3%
Altria Group, Inc.
2.45%, 02/04/32	1,550	1,363,680
5.63%, 02/06/35(e)	135	138,687
5.80%, 02/14/39	727	737,567
5.95%, 02/14/49	600	589,376
4.45%, 05/06/50	215	169,731
3.70%, 02/04/51	430	299,223
4.00%, 02/04/61(e)	965	672,314
BAT Capital Corp.
5.83%, 02/20/31	190	197,918
7.75%, 10/19/32	25	28,492
6.00%, 02/20/34	1,200	1,265,283
4.39%, 08/15/37	420	384,094
7.08%, 08/02/43	145	161,511
7.08%, 08/02/53	170	191,833
Philip Morris International, Inc.
5.75%, 11/17/32	710	743,620
5.38%, 02/15/33	290	297,668
5.63%, 09/07/33	650	675,805
4.25%, 11/10/44	510	428,596
Turning Point Brands, Inc., 7.63%, 03/15/32(a)	98	101,410
		8,446,808
Transportation Infrastructure — 0.1%
Danaos Corp., 6.88%, 10/15/32(a)	129	133,267
RXO, Inc., 6.38%, 05/15/31(a)(e)	130	131,806
United Parcel Service, Inc., 5.30%, 04/01/50(e)	280	265,510
		530,583
Water Utilities — 0.1%
American Water Capital Corp.
2.80%, 05/01/30	270	252,592
5.45%, 03/01/54	65	62,269
Essential Utilities, Inc.
2.70%, 04/15/30	180	166,867
5.38%, 01/15/34	75	75,920
		557,648
Wireless Telecommunication Services — 0.5%
Millicom International Cellular SA(a)
6.25%, 03/25/29	68	67,420
7.38%, 04/02/32	133	136,634
Rogers Communications, Inc.(b)
(5-year CMT + 2.62%), 7.13%, 04/15/55	81	83,220
(5-year CMT + 2.65%), 7.00%, 04/15/55	93	95,167
T-Mobile USA, Inc.
5.15%, 04/15/34	75	75,139
5.30%, 05/15/35	1,120	1,125,254
5.50%, 01/15/55	165	151,480
3.60%, 11/15/60	420	271,854
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc. (continued)
5.80%, 09/15/62	$685	$ 657,629
Zegona Finance PLC, 8.63%, 07/15/29(a)(e)	294	307,027
		2,970,824
Total Corporate Bonds — 39.2% (Cost: $255,707,062)		249,110,580
Foreign Agency Obligations
Canada — 0.1%
Province of Quebec Canada, 4.50%, 09/08/33	600	598,798
Chile — 0.1%
Chile Government International Bonds, 3.10%, 01/22/61	650	408,700
Indonesia — 0.1%
Indonesia Government International Bonds
4.75%, 07/18/47(a)	300	264,180
3.35%, 03/12/71	200	122,382
		386,562
Mexico — 0.3%
Mexico Government International Bonds
5.63%, 02/09/34	640	629,888
6.05%, 01/11/40	100	97,175
4.50%, 01/31/50	340	252,290
7.38%, 05/13/55(e)	630	670,396
3.77%, 05/24/61	535	320,786
		1,970,535
Panama — 0.0%
Panama Government International Bonds, 3.87%, 07/23/60	220	151,932
Peru — 0.1%
Peruvian Government International Bonds
3.55%, 03/10/51	455	320,329
6.20%, 06/30/55	60	61,933
		382,262
Philippines — 0.1%
Philippines Government International Bonds
2.65%, 12/10/45	200	127,750
3.20%, 07/06/46	200	139,980
5.90%, 02/04/50	240	245,114
		512,844
Poland — 0.0%
Republic of Poland Government International Bonds, Series 30Y, 5.50%, 03/18/54	250	237,893
South Korea — 0.0%
Export-Import Bank of Korea, 5.13%, 09/18/33	220	227,693
Total Foreign Agency Obligations — 0.8% (Cost: $5,554,904)		4,877,219
Municipal Bonds
California — 0.1%
Bay Area Toll Authority, RB, BAB, Series F-2, 6.26%, 04/01/49	100	104,230
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	140	92,515
Security	Par (000)	Value
California (continued)
California State University, Refunding RB, Series B, 2.98%, 11/01/51	$145	$ 100,409
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.01%, 05/15/50	120	78,710
Series N, 3.71%, 05/15/2120	85	53,425
State of California, GO, BAB, 7.60%, 11/01/40	150	179,599
State of California, Refunding GO, 3.50%, 04/01/28(e)	200	197,490
University of California, RB, Series AD, 4.86%, 05/15/2112	115	95,294
		901,672
Florida — 0.0%
State Board of Administration Finance Corp., RB, Series A, 2.15%, 07/01/30	119	109,033
Illinois — 0.1%
Chicago O’Hare International Airport, ARB, Series C, Senior Lien, 4.47%, 01/01/49	65	56,483
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	140	115,967
State of Illinois, GO, 5.10%, 06/01/33	203	205,415
		377,865
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Series A-4, 4.48%, 08/01/39	65	62,014
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Refunding RB
Series D, 3.05%, 07/01/40	115	88,988
Series D, 3.20%, 07/01/50(e)	80	54,198
		143,186
Massachusetts — 0.0%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49(e)	100	68,657
Michigan — 0.1%
University of Michigan, RB
Series A, 3.50%, 04/01/52	38	27,801
Series B, Sustainability Bonds, 3.50%, 04/01/52(e)	67	48,944
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47	238	197,623
		274,368
New Jersey — 0.0%
New Jersey Turnpike Authority, RB, BAB, Series A, 7.10%, 01/01/41	150	171,172
New York — 0.1%
City of New York, GO, Series B-1, Sustainability Bonds, 5.83%, 10/01/53	130	131,693
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44	250	248,412
Port Authority of New York & New Jersey, ARB
Series 192, 4.81%, 10/15/65	50	45,283
Series 210, 4.03%, 09/01/48	200	166,011
Port Authority of New York & New Jersey, RB, Series 191, 4.82%, 06/01/45	200	186,292
		777,691

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oklahoma — 0.0%
Oklahoma Development Finance Authority, RB, Series A-2, 4.62%, 06/01/44	$110	$ 105,298
Pennsylvania — 0.0%
Pennsylvania State University, Refunding RB, Series D, 2.84%, 09/01/50	80	53,861
Texas — 0.1%
Board of Regents of the University of Texas System, Refunding RB, Series B, 2.44%, 08/15/49	105	64,658
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	100	67,903
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46	100	72,678
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	100	69,319
		274,558
Virginia — 0.0%
University of Virginia, Refunding RB, Series B, 2.58%, 11/01/51	60	36,400
Total Municipal Bonds — 0.5% (Cost: $4,229,002)		3,355,775
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 16.7%
Citigroup Mortgage Loan Trust, Series 2013-AA, Class A, 3.00%, 05/25/42(a)(b)	3	3,155
Connecticut Avenue Securities Trust(a)(b)
Series 2020-R01, Class 1B1, (30-day Avg SOFR + 3.36%), 6.99%, 01/25/40	1,960	1,982,027
Series 2020-R02, Class 2B1, (30-day Avg SOFR + 3.11%), 6.74%, 01/25/40	1,000	1,009,507
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 7.39%, 02/25/40	3,500	3,552,284
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 6.73%, 10/25/41	3,250	3,271,141
Series 2021-R02, Class 2B1, (30-day Avg SOFR + 3.30%), 6.93%, 11/25/41	1,900	1,914,839
Series 2021-R03, Class 1B1, (30-day Avg SOFR + 2.75%), 6.38%, 12/25/41	4,625	4,652,134
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 6.78%, 12/25/41	4,042	4,073,483
Series 2022-R02, Class 2B1, (30-day Avg SOFR + 4.50%), 8.13%, 01/25/42	4,076	4,155,628
Series 2022-R02, Class 2M2, (30-day Avg SOFR + 3.00%), 6.63%, 01/25/42	3,239	3,272,247
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 9.88%, 03/25/42	2,860	2,963,231
Series 2022-R04, Class 1B1, (30-day Avg SOFR + 5.25%), 8.88%, 03/25/42	3,400	3,500,252
Series 2022-R04, Class 1M2, (30-day Avg SOFR + 3.10%), 6.73%, 03/25/42	3,500	3,542,953
Series 2022-R05, Class 2B1, (30-day Avg SOFR + 4.50%), 8.13%, 04/25/42	1,500	1,540,454
Series 2022-R05, Class 2B2, (30-day Avg SOFR + 7.00%), 10.63%, 04/25/42	2,500	2,609,775
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 6.63%, 04/25/42	1,309	1,324,040
Series 2022-R07, Class 1M2, (30-day Avg SOFR + 4.65%), 8.28%, 06/25/42	755	780,987
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust(a)(b) (continued)
Series 2022-R09, Class 2M2, (30-day Avg SOFR + 4.75%), 8.38%, 09/25/42	$1,000	$ 1,041,585
Series 2024-R02, Class 1B1, (30-day Avg SOFR + 2.50%), 6.13%, 02/25/44	2,250	2,303,858
Series 2024-R05, Class 2M2, (30-day Avg SOFR + 1.70%), 5.33%, 07/25/44	1,195	1,196,666
Series 2026-R03, Class 2M2, (30-day Avg SOFR + 1.55%), 5.18%, 04/25/46	2,175	2,182,709
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-6, Class 3A1, 5.00%, 09/25/19	5	2,469
Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1M2C, (30-day Avg SOFR + 2.36%), 5.99%, 07/25/30(b)	1,152	1,167,121
Freddie Mac STACR REMIC Trust(a)(b)
Series 2020-HQA5, Class B1, (30-day Avg SOFR + 4.00%), 7.63%, 11/25/50	2,000	2,187,227
Series 2021-DNA2, Class B1, (30-day Avg SOFR + 3.40%), 7.03%, 08/25/33	3,100	3,440,937
Series 2021-DNA3, Class B1, (30-day Avg SOFR + 3.50%), 7.13%, 10/25/33	2,500	2,805,354
Series 2021-DNA3, Class B2, (30-day Avg SOFR + 6.25%), 9.88%, 10/25/33	1,000	1,249,308
Series 2021-DNA5, Class B1, (30-day Avg SOFR + 3.05%), 6.68%, 01/25/34	3,000	3,180,997
Series 2021-DNA5, Class B2, (30-day Avg SOFR + 5.50%), 9.13%, 01/25/34	2,000	2,439,204
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 7.03%, 10/25/41	3,520	3,543,046
Series 2021-DNA7, Class B1, (30-day Avg SOFR + 3.65%), 7.28%, 11/25/41	2,243	2,264,806
Series 2021-HQA1, Class B1, (30-day Avg SOFR + 3.00%), 6.63%, 08/25/33	3,750	4,090,135
Series 2021-HQA1, Class B2, (30-day Avg SOFR + 5.00%), 8.63%, 08/25/33	1,000	1,179,754
Series 2021-HQA2, Class B1, (30-day Avg SOFR + 3.15%), 6.78%, 12/25/33	1,000	1,118,993
Series 2021-HQA4, Class M2, (30-day Avg SOFR + 2.35%), 5.98%, 12/25/41	1,000	1,005,140
Series 2022-DNA1, Class B1, (30-day Avg SOFR + 3.40%), 7.03%, 01/25/42	3,250	3,290,277
Series 2022-DNA2, Class B1, (30-day Avg SOFR + 4.75%), 8.38%, 02/25/42	1,500	1,533,827
Series 2022-DNA2, Class M2, (30-day Avg SOFR + 3.75%), 7.38%, 02/25/42	1,000	1,017,500
Series 2022-DNA3, Class B1, (30-day Avg SOFR + 5.65%), 9.28%, 04/25/42	1,480	1,530,861
Series 2022-DNA3, Class M2, (30-day Avg SOFR + 4.35%), 7.98%, 04/25/42	1,750	1,796,480
Series 2022-DNA4, Class M2, (30-day Avg SOFR + 5.25%), 8.88%, 05/25/42	3,000	3,110,640
Series 2022-DNA6, Class M2, (30-day Avg SOFR + 5.75%), 9.38%, 09/25/42	1,000	1,055,151
Series 2022-DNA7, Class M2, (30-day Avg SOFR + 7.00%), 10.63%, 03/25/52	1,500	1,605,280
Series 2022-HQA1, Class B1, (30-day Avg SOFR + 7.00%), 10.63%, 03/25/42	1,620	1,685,384
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 8.88%, 03/25/42	4,150	4,269,294
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a)(b) (continued)
Series 2022-HQA3, Class M1B, (30-day Avg SOFR + 3.55%), 7.18%, 08/25/42	$2,500	$ 2,569,198
Series 2023-DNA1, Class M2, (30-day Avg SOFR + 5.50%), 9.13%, 03/25/43	500	534,998
Series 2026-HQA1, Class M2, (30-day Avg SOFR + 1.50%), 5.13%, 05/25/46	1,500	1,499,813
		106,046,149
Commercial Mortgage-Backed Securities(b) — 0.1%
BBCMS Mortgage Trust, Series 2023-C22, Class A5, 6.80%, 11/15/56	600	651,126
GS Mortgage Securities Trust, Series 2015-GC30, Class B, 4.09%, 05/10/50	195	190,234
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class B, 5.67%, 05/12/45	210	10,823
		852,183
Total Non-Agency Mortgage-Backed Securities — 16.8% (Cost: $108,363,854)		106,898,332
Preferred Securities
Capital Trusts — 0.3%(b)
Automobile Components — 0.0%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54	84	85,859
Capital Markets — 0.0%
HA Sustainable Infrastructure Capital, Inc., 7.13%, 11/15/56(e)	113	114,713
Chemicals — 0.0%
FMC Corp., 8.45%, 11/01/55(e)	40	29,132
Diversified Telecommunication Services — 0.1%
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55	78	79,729
7.00%, 09/15/55	76	78,534
TELUS Corp.
7.00%, 10/15/55(e)	49	50,665
6.63%, 06/09/56	49	48,877
		257,805
Electric Utilities — 0.1%
AES Corp.
7.60%, 01/15/55	77	78,838
6.95%, 07/15/55	36	35,542
Edison International
8.13%, 06/15/53	87	89,400
7.88%, 06/15/54(e)	86	88,461
Electricite de France SA, 9.13%(a)(h)	94	109,160
Southern Co., 6.00%, 04/01/58	210	210,503
		611,904
Financial Services — 0.0%
Ally Financial, Inc., Series D, 7.10%(e)(h)	98	99,323
Insurance — 0.0%
American National Group, Inc., 7.00%, 12/01/55	60	58,588
Multi-Utilities — 0.0%
AltaGas Ltd., 7.20%, 10/15/54(a)	83	87,018
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP
8.00%, 05/15/54	48	50,955
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP (continued)
7.13%, 10/01/54	$78	$ 80,241
6.50%, 02/15/56	73	73,610
6.75%, 02/15/56	50	51,077
		255,883
Pharmaceuticals — 0.0%
CVS Health Corp.
6.75%, 12/10/54	113	117,728
7.00%, 03/10/55	128	132,890
		250,618
		1,850,843
Total Preferred Securities — 0.3% (Cost: $1,853,861)		1,850,843
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 1.4%
Fannie Mae-Aces(b)
Series 2016-M13, Class A2, 2.61%, 09/25/26	256	254,539
Series 2018-M1, Class A2, 3.08%, 12/25/27	928	912,128
Series 2018-M7, Class A2, 3.13%, 03/25/28	1,309	1,282,350
Series 2018-M8, Class A2, 3.42%, 06/25/28	2,826	2,774,623
Freddie Mac Multifamily Structured Pass Through Certificates
Series K060, Class A2, 3.30%, 10/25/26	1,187	1,181,646
Series K061, Class A2, 3.35%, 11/25/26(b)	1,490	1,483,419
Series K072, Class A2, 3.44%, 12/25/27	1,190	1,174,019
		9,062,724
Mortgage-Backed Securities — 28.7%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	44	39,588
4.00%, 02/01/47 - 02/01/57	877	824,838
3.50%, 11/01/51	2,616	2,368,453
(11th District Cost of Funds + 1.25%), 3.98%, 09/01/34(b)	28	27,901
(12-mo. RFUCCT US + 1.43%), 5.68%, 04/01/35(b)	15	15,649
(12-mo. RFUCCT US + 1.53%), 5.82%, 05/01/43(b)	8	8,641
(12-mo. RFUCCT US + 1.54%), 5.91%, 06/01/43(b)	18	19,076
(12-mo. RFUCCT US + 1.71%), 5.83%, 04/01/40(b)	1	951
(12-mo. RFUCCT US + 1.75%), 6.39%, 08/01/41(b)	9	8,987
(12-mo. RFUCCT US + 1.78%), 6.03%, 01/01/42(b)	4	3,995
(12-mo. RFUCCT US + 1.81%), 5.95%, 02/01/42(b)	— (i)	499
(12-mo. RFUCCT US + 1.82%), 6.57%, 09/01/41(b)	10	10,030
(6-mo. RFUCCT US + 1.04%), 5.16%, 05/01/33(b)	2	1,719
(6-mo. RFUCCT US + 1.36%), 5.43%, 10/01/32(b)	5	5,267
Freddie Mac Mortgage-Backed Securities
2.50%, 02/01/27	28	27,479
3.00%, 05/01/27 - 10/01/47	3,497	3,163,230
6.00%, 11/01/28 - 04/01/38	122	126,408
6.50%, 06/01/29 - 08/01/36	133	140,356
7.50%, 12/01/30	— (i)	223
4.50%, 04/01/31 - 01/01/49	676	662,829
3.50%, 03/01/32 - 04/01/49	3,993	3,713,425
5.50%, 05/01/33 - 08/01/38	302	306,918
5.00%, 08/01/33 - 03/01/48	197	198,338
4.00%, 07/01/41 - 01/01/49	1,897	1,815,923
(11th District Cost of Funds + 1.25%), 3.98%, 11/01/27(b)	2	2,187
(12-mo. RFUCCT US + 1.60%), 6.35%, 08/01/43(b)	2	1,663
(12-mo. RFUCCT US + 1.62%), 6.27%, 08/01/41(b)	8	8,539

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities (continued)
(12-mo. RFUCCT US + 1.65%), 6.03%, 05/01/43(b)	$9	$ 9,368
(12-mo. RFUCCT US + 1.75%), 5.94%, 04/01/38(b)	25	26,008
(12-mo. RFUCCT US + 1.75%), 5.96%, 02/01/40(b)	14	14,141
(12-mo. RFUCCT US + 1.79%), 6.41%, 09/01/32(b)	— (i)	137
(12-mo. RFUCCT US + 1.89%), 6.51%, 07/01/41(b)	3	3,230
(1-year CMT + 2.34%), 5.96%, 04/01/32(b)	2	2,293
Ginnie Mae Mortgage-Backed Securities
6.50%, 06/15/28 - 07/15/54(j)	1,002	1,040,576
7.50%, 08/20/30	1	855
6.00%, 01/15/32 - 07/20/56(j)	2,454	2,510,900
5.00%, 11/20/33 - 07/20/56(j)	3,834	3,797,704
5.50%, 05/20/36 - 07/20/56(j)	4,746	4,780,527
4.50%, 03/15/39 - 07/20/56(j)	2,433	2,366,233
4.00%, 09/15/40 - 09/15/49	3,441	3,263,941
3.50%, 01/15/41 - 02/20/52	4,587	4,207,267
3.00%, 01/20/43 - 09/20/52	4,815	4,306,952
2.50%, 12/20/46 - 07/20/56(j)	5,438	4,626,869
2.00%, 12/20/51	5,140	4,217,185
Uniform Mortgage-Backed Securities
3.00%, 12/01/26 - 07/13/56(j)	8,253	7,440,700
2.50%, 09/01/28 - 03/01/52	22,769	19,558,073
4.50%, 04/01/29 - 01/01/56	4,653	4,523,671
7.50%, 09/01/29	— (i)	310
4.00%, 12/01/30 - 03/01/51(j)	4,289	4,116,954
6.50%, 12/01/30 - 07/13/56(j)	3,985	4,171,161
3.50%, 11/01/31 - 06/01/49	3,471	3,237,011
7.00%, 01/01/32 - 06/01/32	6	6,528
6.00%, 03/01/32 - 07/13/56(j)	9,028	9,281,143
5.50%, 10/01/32 - 07/13/56(j)	13,437	13,569,682
5.00%, 05/01/33 - 07/13/56(j)	34,864	34,317,347
2.00%, 12/01/35 - 02/01/52(k)	32,661	27,056,978
1.50%, 03/01/36 - 07/01/51	7,041	5,786,953
		181,743,809
Total U.S. Government Sponsored Agency Securities — 30.1% (Cost: $207,068,586)		190,806,533
U.S. Treasury Obligations
U.S. Treasury Bonds
2.00%, 11/15/41	11,700	8,102,707
2.88%, 05/15/43	4,000	3,070,000
4.13%, 08/15/44	13,200	11,937,750
3.38%, 11/15/48	4,200	3,285,023
1.63%, 11/15/50	4,500	2,352,129
U.S. Treasury Inflation-Indexed Notes, 0.13%, 01/15/31	10,939	10,102,293
U.S. Treasury Notes
4.63%, 04/30/29	3,100	3,137,055
4.13%, 11/30/29	2,000	1,996,875
4.38%, 11/30/30	30,000	30,202,734
3.88%, 08/15/34	3,770	3,641,437
Total U.S. Treasury Obligations — 12.3% (Cost: $80,119,051)		77,828,003
Total Long-Term Investments — 105.1% (Cost: $695,615,693)		667,442,246

Security	Shares	Value
Short-Term Securities
Money Market Funds — 6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(l)(m)(n)	40,041,930	$ 40,053,942
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(l)(m)	100,000	100,000
		40,153,942

	Par (000)
U.S. Treasury Obligations — 1.5%
U.S. Treasury Bills(o)
3.76%, 04/15/27	$700	678,837
3.78%, 04/15/27	8,826	8,559,158
		9,237,995
Total Short-Term Securities — 7.8% (Cost: $49,395,990)		49,391,937
Options Purchased — 0.0% (Cost: $14,831)		12,692
Total Investments Before TBA Sale Commitments and Options Written — 112.9% (Cost: $745,026,514)		716,846,875
TBA Sale Commitments(j)
Mortgage-Backed Securities — (0.4)%
Uniform Mortgage-Backed Securities
5.50%, 07/13/56	(2,175)	(2,181,950)
6.00%, 07/13/56	(275)	(281,118)
Total TBA Sale Commitments — (0.4)% (Proceeds: $(2,450,811))		(2,463,068)
Options Written — (0.0)% (Premiums Received: $(46,602))		(40,569)
Total Investments, Net of TBA Sale Commitments and Options Written — 112.5% (Cost: $742,529,101)		714,343,238
Liabilities in Excess of Other Assets — (12.5)%		(79,562,015)
Net Assets — 100.0%		$ 634,781,223

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	All or a portion of this security is on loan.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	When-issued security.
(h)	Perpetual security with no stated maturity date.
(i)	Rounds to less than 1,000.
(j)	Represents or includes a TBA transaction.
(k)	All or a portion of this security represents an investment of TBA cash collateral.
(l)	Affiliate of the Master Portfolio.
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
Advantage CoreAlpha Bond Master Portfolio

(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(o)	Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 29,258,297	$ 10,803,457 (a)	$ —	$ (6,187)	$ (1,625)	$ 40,053,942	40,041,930	$ 144,522 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—	—	—	100,000	100,000	1,770	—
				$ (6,187)	$ (1,625)	$ 40,153,942		$ 146,292	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Bund	13	09/08/26	$ 1,891	$ (3,738)
Bloomberg HY Credit	28	09/15/26	3,198	(5,950)
10-Year Canadian Bond	14	09/18/26	1,196	1,525
10-Year U.S. Ultra Long Treasury Note	97	09/21/26	10,891	113,450
U.S. Long Bond	52	09/21/26	5,879	26,834
Ultra U.S. Treasury Bond	237	09/21/26	27,396	327,338
Long Gilt	10	09/28/26	1,183	(8,620)
2-Year U.S. Treasury Note	404	09/30/26	83,259	(37,706)
5-Year U.S. Treasury Note	602	09/30/26	64,395	8,753
				421,886
Short Contracts
10-Year Australian Treasury Bonds	3	09/15/26	228	(1,128)
10-Year U.S. Treasury Note	57	09/21/26	6,256	(19,488)
				(20,616)
				$ 401,270
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	57,324	CAD	80,000	Citibank N.A.	09/16/26	$ 726
USD	267,726	EUR	230,000	Deutsche Bank AG	09/16/26	4,097
USD	281,665	GBP	210,000	State Street Bank and Trust Co.	09/16/26	3,112
						$ 7,935

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Advantage CoreAlpha Bond Master Portfolio

OTC Credit Default Swaptions Purchased
	Paid by the Master Portfolio	Received by the Master Portfolio
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)		Value
Call
Sold Protection on 5-Year Credit Default Swap, 06/20/31	5.00%	CDX.NA.HY.46.V2	Quarterly	BNP Paribas SA	08/19/26	—	USD 109.00	USD	5,786	$ 3,092
Sold Protection on 5-Year Credit Default Swap, 06/20/31	5.00%	CDX.NA.HY.46.V2	Quarterly	Morgan Stanley & Co. International PLC	08/19/26	—	USD 108.50	USD	6,470	9,600
										$ 12,692
OTC Credit Default Swaptions Written
	Paid by the Master Portfolio	Received by the Master Portfolio
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)		Value
Call
Bought Protection on 5-Year Credit Default Swap, 06/20/31	CDX.NA.HY.46.V2	5.00%	Quarterly	BNP Paribas SA	08/19/26	—	USD 108.00	USD	5,786	$ (19,153)
Bought Protection on 5-Year Credit Default Swap, 06/20/31	CDX.NA.HY.46.V2	5.00%	Quarterly	Morgan Stanley & Co. International PLC	08/19/26	—	USD 108.00	USD	6,470	(21,416)
										$ (40,569)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Master Portfolio	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.46.V1	1.00%	Quarterly	06/20/36	USD	43,299	$ (320,041)	$ (265,712)	$ (54,329)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Master Portfolio	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.45.V1	1.00%	Quarterly	06/20/31	BB+	USD	15,450	$ (269,240)	$ (275,998)	$ 6,758
CDX.NA.HY.46.V2	5.00	Quarterly	06/20/31	B	USD	18,681	1,533,278	1,506,600	26,678
CDX.NA.IG.46.V1	1.00	Quarterly	06/20/31	BBB+	USD	74,736	1,661,051	1,643,441	17,610
iTraxx.XO.45.V1	5.00	Quarterly	06/20/31	B	EUR	6,810	860,866	845,356	15,510
							$ 3,785,955	$ 3,719,399	$ 66,556

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Inflation Swaps
Paid by the Master Portfolio		Received by the Master Portfolio		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
US CPI for All Urban Consumers NSA	At Termination	2.33%	At Termination	06/29/36	USD	1,560	$ (5,481)	$ 32	$ (5,513)
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Inflation Swaps (continued)
Paid by the Master Portfolio		Received by the Master Portfolio		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
US CPI for All Urban Consumers NSA	At Termination	2.35%	At Termination	06/29/36	USD	3,120	$ (6,458)	$ 65	$ (6,523)
US CPI for All Urban Consumers NSA	At Termination	2.33%	At Termination	06/30/36	USD	2,320	(8,678)	49	(8,727)
							$ (20,617)	$ 146	$ (20,763)
Centrally Cleared Interest Rate Swaps
Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.86%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	09/16/26	09/16/28	EUR	17,420	$ (48,583)	$ (11,747)	$ (36,836)
2.94%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	09/16/26	09/16/28	EUR	17,460	(80,282)	(16,069)	(64,213)
1-day SOFR, 3.68%	Annual	3.99%	Annual	09/16/26	09/16/28	USD	20,499	(9,822)	(7,986)	(1,836)
1-day SONIA, 3.73%	Annual	4.32%	Annual	09/16/26	09/16/28	GBP	15,425	107,605	17,430	90,175
1-day SONIA, 3.73%	Annual	4.45%	Annual	09/16/26	09/16/28	GBP	15,018	152,203	(19,010)	171,213
1-day SONIA, 3.73%	Annual	4.49%	Annual	09/16/26	09/16/28	GBP	46,410	521,988	85,222	436,766
2.74%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	09/16/26	09/16/31	EUR	25,870	15,658	(102,033)	117,691
2.85%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	09/16/26	09/16/31	EUR	7,195	(37,985)	4,068	(42,053)
2.86%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	09/16/26	09/16/31	EUR	14,710	(88,557)	34,047	(122,604)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.88%	Annual	09/16/26	09/16/31	EUR	7,270	48,730	12,611	36,119
6-mo. EURIBOR, 2.57%	Semi-Annual	2.96%	Annual	09/16/26	09/16/31	EUR	7,300	80,575	11,349	69,226
3.04%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	09/16/26	09/16/31	EUR	14,360	(218,227)	(7,818)	(210,409)
3.43%	Annual	1-day SOFR, 3.68%	Annual	09/16/26	09/16/31	USD	50	1,084	1,274	(190)
3.85%	Annual	1-day SOFR, 3.68%	Annual	09/16/26	09/16/31	USD	17,300	49,553	17,510	32,043
3.93%	Annual	1-day SOFR, 3.68%	Annual	09/16/26	09/16/31	USD	8,760	(4,902)	15,405	(20,307)
4.03%	Annual	1-day SOFR, 3.68%	Annual	09/16/26	09/16/31	USD	8,646	(44,375)	15,931	(60,306)
4.27%	Annual	1-day SONIA, 3.73%	Annual	09/16/26	09/16/31	GBP	6,585	(69,389)	27,034	(96,423)
4.29%	Annual	1-day SONIA, 3.73%	Annual	09/16/26	09/16/31	GBP	3,170	(36,720)	(8,318)	(28,402)
4.32%	Annual	1-day SONIA, 3.73%	Annual	09/16/26	09/16/31	GBP	13,185	(174,180)	(24,787)	(149,393)
4.42%	Annual	1-day SONIA, 3.73%	Annual	09/16/26	09/16/31	GBP	6,021	(115,880)	23,298	(139,178)
4.49%	Annual	1-day SONIA, 3.73%	Annual	09/16/26	09/16/31	GBP	19,950	(468,648)	(68,513)	(400,135)
3.09%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	N/A	04/16/36	EUR	202	(3,889)	4	(3,893)
3.12%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	N/A	04/16/36	EUR	762	(17,162)	(5,754)	(11,408)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.92%	Annual	N/A	06/29/36	EUR	940	837	514	323
6-mo. EURIBOR, 2.57%	Semi-Annual	2.92%	Annual	09/16/26	09/16/36	EUR	1,890	(1,574)	(798)	(776)
6-mo. EURIBOR, 2.57%	Semi-Annual	2.96%	Annual	09/16/26	09/16/36	EUR	15,523	43,062	60,568	(17,506)
6-mo. EURIBOR, 2.57%	Semi-Annual	3.08%	Annual	09/16/26	09/16/36	EUR	3,915	58,600	2,668	55,932
6-mo. EURIBOR, 2.57%	Semi-Annual	3.08%	Annual	09/16/26	09/16/36	EUR	7,920	113,055	(28,610)	141,665
6-mo. EURIBOR, 2.57%	Semi-Annual	3.09%	Annual	09/16/26	09/16/36	EUR	3,860	61,258	26,730	34,528
6-mo. EURIBOR, 2.57%	Semi-Annual	3.15%	Annual	09/16/26	09/16/36	EUR	750	16,105	1,497	14,608
6-mo. EURIBOR, 2.57%	Semi-Annual	3.19%	Annual	09/16/26	09/16/36	EUR	6,980	179,393	60,593	118,800
6-mo. EURIBOR, 2.57%	Semi-Annual	3.23%	Annual	09/16/26	09/16/36	EUR	7,950	234,312	11,712	222,600
3.88%	Annual	1-day SOFR, 3.68%	Annual	09/16/26	09/16/36	USD	4,700	59,632	125,511	(65,879)
1-day SOFR, 3.68%	Annual	3.97%	Annual	09/16/26	09/16/36	USD	9,480	(48,846)	(13,029)	(35,817)
4.10%	Annual	1-day SOFR, 3.68%	Annual	09/16/26	09/16/36	USD	10	(53)	17	(70)
1-day SONIA, 3.73%	Annual	4.26%	Annual	09/16/26	09/16/36	GBP	25,832	(289,830)	81,708	(371,538)
1-day SONIA, 3.73%	Annual	4.55%	Annual	09/16/26	09/16/36	GBP	3,610	68,746	(13,217)	81,963
1-day SONIA, 3.73%	Annual	4.55%	Annual	09/16/26	09/16/36	GBP	1,780	33,902	(20,800)	54,702
1-day SONIA, 3.73%	Annual	4.56%	Annual	09/16/26	09/16/36	GBP	3,680	75,763	11,977	63,786
3.03%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	09/16/26	09/16/56	EUR	1,152	13,391	8,660	4,731
3.07%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	09/16/26	09/16/56	EUR	730	1,488	588	900
3.13%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	09/16/26	09/16/56	EUR	140	(1,524)	162	(1,686)
3.19%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	09/16/26	09/16/56	EUR	1,570	(37,033)	12,513	(49,546)
3.19%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	09/16/26	09/16/56	EUR	1,570	(36,365)	12,293	(48,658)
3.21%	Annual	6-mo. EURIBOR, 2.57%	Semi-Annual	09/16/26	09/16/56	EUR	1,690	(47,724)	(4,641)	(43,083)
1-day SOFR, 3.68%	Annual	4.14%	Annual	09/16/26	09/16/56	USD	2,160	(20,297)	(1,621)	(18,676)
1-day SOFR, 3.68%	Annual	4.28%	Annual	09/16/26	09/16/56	USD	2,390	35,062	(1,771)	36,833

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.64%	Annual	1-day SONIA, 3.73%	Annual	09/16/26	09/16/56	GBP	13,057	$ 411,000	$ (23,871)	$ 434,871
4.83%	Annual	1-day SONIA, 3.73%	Annual	09/16/26	09/16/56	GBP	300	(2,074)	(1,942)	(132)
								$ 479,081	$ 300,559	$ 178,522
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$ 4,678,437	$ (924,045)	$ 2,286,031	$ (2,116,045)	$ —
Options Written	N/A	(46,602)	6,033	—	(40,569)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Master Portfolio Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 477,900	$ —	$ 477,900
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	7,935	—	—	7,935
Options purchased Investments at value — unaffiliated(b)	—	12,692	—	—	—	—	12,692
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	66,556	—	—	2,219,475	—	2,286,031
	$ —	$ 79,248	$ —	$ 7,935	$ 2,697,375	$ —	$ 2,784,558
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 76,630	$ —	$ 76,630
Options written Options written at value	—	40,569	—	—	—	—	40,569
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	54,329	—	—	2,040,953	20,763	2,116,045
	$ —	$ 94,898	$ —	$ —	$ 2,117,583	$ 20,763	$ 2,233,244

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

(b)	Includes options purchased at value as reported in the Schedule of Investments.
For the period ended June 30, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (4,421,538)	$ —	$ (4,421,538)
Forward foreign currency exchange contracts	—	—	—	(60,622)	—	—	(60,622)
Options purchased(a)	—	(12,930)	—	—	—	—	(12,930)
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
Advantage CoreAlpha Bond Master Portfolio

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Options written	$ —	$ 24,550	$ —	$ —	$ —	$ —	$ 24,550
Swaps	—	(1,069,539)	—	—	553,126	1,532	(514,881)
	$ —	$ (1,057,919)	$ —	$ (60,622)	$ (3,868,412)	$ 1,532	$ (4,985,421)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 1,267,403	$ —	$ 1,267,403
Forward foreign currency exchange contracts	—	—	—	(36,225)	—	—	(36,225)
Options purchased(b)	—	(2,139)	—	—	—	—	(2,139)
Options written	—	6,033	—	—	—	—	6,033
Swaps	—	(101,428)	—	—	151,125	27,681	77,378
	$ —	$ (97,534)	$ —	$ (36,225)	$ 1,418,528	$ 27,681	$ 1,312,450

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$186,064,727
Average notional value of contracts — short	9,584,982
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	1,425,804
Average amounts sold — in USD	— (a)
Options:
Average notional value of swaption contracts purchased	6,128,000
Average notional value of swaption contracts written	6,128,000
Credit default swaps:
Average notional value — buy protection	94,478,943
Average notional value — sell protection	64,894,211
Interest rate swaps:
Average notional value — pays fixed rate	255,236,183
Average notional value — receives fixed rate	249,718,213
Inflation swaps:
Average notional value — pays fixed rate	7,520,797
Average notional value — receives fixed rate	3,500,000

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Master Portfolio’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 28,815	$ 645,974
Forward foreign currency exchange contracts	7,935	—
Options	12,692	40,569
Swaps — centrally cleared	—	11,068
Total derivative assets and liabilities in the Statement of Assets and Liabilities	49,442	697,611
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(28,815)	(657,042)
Total derivative assets and liabilities subject to an MNA	$ 20,627	$ 40,569

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Advantage CoreAlpha Bond Master Portfolio

The following table presents the Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Master Portfolio:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
BNP Paribas SA	$ 3,092	$ (3,092)	$ —	$ —	$ —
Citibank N.A.	726	—	—	—	726
Deutsche Bank AG	4,097	—	—	—	4,097
Morgan Stanley & Co. International PLC	9,600	(9,600)	—	—	—
State Street Bank and Trust Co.	3,112	—	—	—	3,112
	$ 20,627	$ (12,692)	$ —	$ —	$ 7,935

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
BNP Paribas SA	$ 19,153	$ (3,092)	$ —	$ —	$ 16,061
Morgan Stanley & Co. International PLC	21,416	(9,600)	—	—	11,816
	$ 40,569	$ (12,692)	$ —	$ —	$ 27,877

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.  Net amount may be offset further by the options written receivable/payable on the
Statement of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 32,714,960	$ —	$ 32,714,960
Common Stocks	—	—	1	1
Corporate Bonds	—	249,110,580	—	249,110,580
Foreign Agency Obligations	—	4,877,219	—	4,877,219
Municipal Bonds	—	3,355,775	—	3,355,775
Non-Agency Mortgage-Backed Securities	—	106,898,332	—	106,898,332
Preferred Securities
Capital Trusts	—	1,850,843	—	1,850,843
U.S. Government Sponsored Agency Securities	—	190,806,533	—	190,806,533
U.S. Treasury Obligations	—	77,828,003	—	77,828,003
Short-Term Securities
Money Market Funds	40,153,942	—	—	40,153,942
U.S. Treasury Obligations	—	9,237,995	—	9,237,995
Options Purchased
Credit Contracts	—	12,692	—	12,692
Liabilities
Investments
TBA Sale Commitments	—	(2,463,068)	—	(2,463,068)
	$40,153,942	$674,229,864	$1	$714,383,807
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
Advantage CoreAlpha Bond Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 66,556	$ —	$ 66,556
Foreign Currency Exchange Contracts	—	7,935	—	7,935
Interest Rate Contracts	477,900	2,219,475	—	2,697,375
Liabilities
Credit Contracts	—	(94,898)	—	(94,898)
Interest Rate Contracts	(76,630)	(2,040,953)	—	(2,117,583)
Other Contracts	—	(20,763)	—	(20,763)
	$401,270	$137,352	$—	$538,622

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited)
June 30, 2026

Advantage CoreAlpha Bond Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 676,692,933
Investments, at value — affiliated(c)	40,153,942
Cash pledged:
Futures contracts	3,099,000
Centrally cleared swaps	4,242,000
Foreign currency, at value(d)	1,368,860
Receivables:
Investments sold	4,537
Securities lending income — affiliated	8,148
TBA sale commitments	2,450,811
Dividends — affiliated	7,243
Interest — unaffiliated	4,813,478
Principal paydowns	2,703,854
Variation margin on futures contracts	28,815
Unrealized appreciation on forward foreign currency exchange contracts	7,935
Prepaid expenses	5,005
Total assets	735,586,561
LIABILITIES
Bank overdraft	2,645,263
Collateral on securities loaned	35,753,856
Options written, at value(e)	40,569
TBA sale commitments, at value(f)	2,463,068
Payables:
Investments purchased	42,680,266
Withdrawals to investors	16,409,273
Investment advisory fees	128,563
Trustees’ fees	1,489
Professional fees	25,949
Variation margin on futures contracts	645,974
Variation margin on centrally cleared swaps	11,068
Total liabilities	100,805,338
Commitments and contingent liabilities
NET ASSETS	$ 634,781,223
NET ASSETS CONSIST OF
Investors’ capital	$ 662,396,599
Net unrealized appreciation (depreciation)	(27,615,376)
NET ASSETS	$ 634,781,223
(a) Investments, at cost—unaffiliated	$704,882,619
(b) Securities loaned, at value	$34,319,197
(c) Investments, at cost—affiliated	$40,143,895
(d) Foreign currency, at cost	$1,377,563
(e) Premiums received	$46,602
(f) Proceeds from TBA sale commitments	$2,450,811
See notes to financial statements.
Master Portfolio Statement of Assets and Liabilities

Statement of Operations (unaudited)
Six Months Ended June 30, 2026

Advantage CoreAlpha Bond Master Portfolio
INVESTMENT INCOME
Dividends — affiliated	$95,429
Interest — unaffiliated	16,721,562
Securities lending income — affiliated — net	50,863
Payment-in-kind interest — unaffiliated	15,161
Total investment income	16,883,015
EXPENSES
Investment advisory	815,763
Professional	25,946
Trustees	4,732
Total expenses	846,441
Less fees waived and/or reimbursed by the Manager	(32,451)
Total expenses after fees waived and/or reimbursed	813,990
Net investment income	16,069,025
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,071,727)
Investments — affiliated	(6,187)
Forward foreign currency exchange contracts	(60,622)
Foreign currency transactions	89,735
Futures contracts	(4,421,538)
Options written	24,550
Swaps	(514,881)
(6,960,670)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(5,565,811)
Investments — affiliated	(1,625)
Forward foreign currency exchange contracts	(36,225)
Foreign currency translations	(32,106)
Futures contracts	1,267,403
Options written	6,033
Swaps	77,378
(4,284,953)
Net realized and unrealized loss	(11,245,623)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,823,402
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	Advantage CoreAlpha Bond Master Portfolio
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$16,069,025	$32,931,811
Net realized loss	(6,960,670)	(6,450,856)
Net change in unrealized appreciation (depreciation)	(4,284,953)	21,021,949
Net increase in net assets resulting from operations	4,823,402	47,502,904
CAPITAL TRANSACTIONS
Proceeds from contributions	42,279,962	93,565,691
Value of withdrawals	(135,354,026)	(116,723,567)
Net decrease in net assets derived from capital transactions	(93,074,064)	(23,157,876)
NET ASSETS
Total increase (decrease) in net assets	(88,250,662)	24,345,028
Beginning of period	723,031,885	698,686,857
End of period	$634,781,223	$723,031,885
See notes to financial statements.
Master Portfolio Statements of Changes in Net Assets

Financial Highlights
(unaudited)

Advantage CoreAlpha Bond Master Portfolio
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Total Return
Total return	0.59%(a)	6.84%	2.13%	5.41%	(14.21)%	(1.88)%
Ratios to Average Net Assets(b)
Total expenses	0.25%(c)	0.25%	0.25%	0.25%	0.24%	0.24%
Total expenses after fees waived and/or reimbursed	0.24%(c)	0.24%	0.24%	0.24%	0.23%	0.23%
Net investment income	4.73%(c)	4.63%	4.49%	3.63%	2.56%	2.05%
Supplemental Data
Net assets, end of period (000)	$634,781	$723,032	$698,687	$718,785	$1,039,366	$1,488,952
Portfolio turnover rate(d)	71%	183%	142%	201%	205%	219%

(a)	Not annualized.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
(d)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	44%	103%	96%	118%	107%	123%
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
Master Investment Portfolio II (“MIP II”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP II is organized as a Delaware statutory trust. Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”) is a series of MIP II. The Master Portfolio is classified as a diversified fund under the 1940 Act.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“BAL” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”).  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. The Master Portfolio has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for U.S. federal income tax purposes.
Cash: The Master Portfolio may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Master Portfolio may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of MIP II (the “Board”), the trustees who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Master Portfolio, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Master Portfolio until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Statement of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Master Portfolio. The CODM has concluded that the Master Portfolio operates as a single operating segment since the Master Portfolio
Master Portfolio Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
•Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Master Portfolio. Certain information made available by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Master Portfolio Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Master Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Master Portfolio may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Master Portfolio may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Master Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Master Portfolio’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Master Portfolio to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral is returned by the Master Portfolio, on the next business day. During the term of the loan, the Master

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Barclays Bank PLC	$ 5,676,004	$ (5,676,004)	$ —	$ —
Barclays Capital, Inc.	203,319	(203,319)	—	—
BNP Paribas SA	3,424,971	(3,424,971)	—	—
BofA Securities, Inc.	1,994,736	(1,994,736)	—	—
Citadel Clearing LLC	49,076	(49,076)	—	—
Citigroup Global Markets, Inc.	2,390,898	(2,390,898)	—	—
Deutsche Bank Securities, Inc.	4,181,344	(4,181,344)	—	—
Goldman Sachs & Co. LLC	1,893,438	(1,893,438)	—	—
J.P. Morgan Securities LLC	4,470,066	(4,470,066)	—	—
Jefferies LLC	458,005	(458,005)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	105,723	(105,723)	—	—
National Bank of Canada	1,791,991	(1,791,991)	—	—
Nomura Securities International, Inc.	56,314	(56,314)	—	—
Pershing LLC	296,579	(296,579)	—	—
RBC Capital Markets LLC	2,527,623	(2,527,623)	—	—
Scotia Capital (USA), Inc.	386,503	(386,503)	—	—
Scotia Capital, Inc.	2,594,690	(2,594,690)	—	—
UBS Securities LLC	30,451	(30,451)	—	—
Wells Fargo Bank N.A.	671,285	(671,285)	—	—
Wells Fargo Securities LLC	1,116,181	(1,116,181)	—	—
	$ 34,319,197	$ (34,319,197)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Master Portfolio Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Master Portfolio.
Options: The Master Portfolio may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Master Portfolio writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Master Portfolio writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
In purchasing and writing options, the Master Portfolio bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Master Portfolio purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Master Portfolio and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Master Portfolio’s counterparty on the swap. The Master Portfolio is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of  Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
•Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Master Portfolio will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
•Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
•Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Master Portfolio and the counterparty.
Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Master Portfolio.  Any additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Master Portfolio from the counterparty are not fully collateralized, the Master Portfolio bears the risk of loss from counterparty non-performance. Likewise, to the extent the Master Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Master Portfolio bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP II, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, majority-owned subsidiary of  BlackRock, Inc.(“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
Master Portfolio Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.24%
$1 billion — $3 billion	0.23
$3 billion — $5 billion	0.22
$5 billion — $10 billion	0.21
Greater than $10 billion	0.20
With respect to the Master Portfolio, the Manager entered into a sub-advisory agreement with each of BlackRock International Limited (“BIL”) and BlackRock Fund Advisors (“BFA”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BFA for services they provide for that portion of the Master Portfolio for which BIL and BFA, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.
Expense Waivers and Reimbursements:  The fees and expenses of the MIP II’s Independent Trustees, counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2027. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2026, the amount waived was $30,678.
With respect to the Master Portfolio, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027.  The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  This amount is included in fees waived and/or reimbursed by the Manager in the  Statement of Operations. For the six months ended June 30, 2026, the amount waived was $1,773.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  For the six months ended June 30, 2026, there were no fees waived by the Manager pursuant to this arrangement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specific threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Master Portfolio for the calendar year ended December 31, 2025.
The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2026,  the Master Portfolio  paid BTC $16,440 for securities lending agent services.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Trustees and Officers:  Certain trustees and/or officers of MIP II are directors and/or officers of BlackRock or its affiliates.
7.
PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Master Portfolio Name	Purchases	Sales	Purchases	Sales
Advantage CoreAlpha Bond Master Portfolio	$ 446,021,514	$ 492,589,937	$ 46,396,704	$ 71,902,765
For the six months ended June 30, 2026, purchases and sales related to mortgage dollar rolls were $186,475,137 and $186,653,678, respectively.
8.
INCOME TAX INFORMATION
The Master Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Master Portfolio is treated as the owner of the net assets,income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required.  It is intended that the Master Portfolio’s assets will be managed so the owner of the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Master Portfolio’s NAV.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Advantage CoreAlpha Bond Master Portfolio	$ 745,097,436	$ 6,411,086	$ (34,088,680)	$ (27,677,594)
9.
BANK BORROWINGS
MIP II, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2026, the Master Portfolio did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio investsin securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Master Portfolio Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Market Risk: The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Master Portfolio portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.  The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Master Portfolio may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Master Portfolio’s performance.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

The Master Portfolio invests a significant portion of  its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Master Portfolio Notes to Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Fund/Master Portfolio for the Fund’s/Master Portfolio’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP II, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and/or MIP II Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
BlackRock International Limited
Edinburgh, EH3 5PP
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Fund/MIP II
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees of the Master Investment Portfolio II (the “Master Portfolio”) met on May 7, 2026 (the “May Meeting”) and June 4-5, 2026 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Master Portfolio, on behalf of the Advantage CoreAlpha Bond Master Portfolio (the “Master Fund”) and BlackRock Advisors, LLC (the “Manager”), the Master Portfolio’s investment advisor. The Board of Trustees of the Master Portfolio also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between the Manager and each of BlackRock International Limited (“BIL”) and BlackRock Fund Advisors (together with BIL, the “Sub-Advisors”), with respect to the Master Fund. The BlackRock Advantage CoreAlpha Bond Fund (the “Feeder Fund”), a series of BlackRock Funds VI (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Advisory Agreement and the Sub-Advisory Agreements with respect to the Master Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.” For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders;” and (c) the Master Fund and the Feeder Fund are referred to herein together as the “Fund.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Master Fund on an annual basis. The Board Members who are not “interested persons” of the Master Fund, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for applicable services; (c) the Fund’s operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board prepared and submitted questions, requested specific materials, and received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding fees and expenses of the Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Fund as compared with a peer group of funds (“ Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements, and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates, including relating to, as applicable, securities lending and cash management activities of a Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Master Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and  (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of BIL with respect to the Fund facilitates the provision of investment advice and trading by investment personnel located outside of the United States. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May Meeting. The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the May Meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of the Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the fourth, second and fourth quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.
C.  Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of the Fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

Board also compared the Fund’s total expense ratio, as well as the Fund’s actual management fee rate, to those of the Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Fund’s total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses. The Board also noted that BlackRock and its affiliates had contractually agreed to waive a portion of the administration fee payable by the Fund.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master Portfolio, on behalf of the Master Fund for a one-year term ending June 30, 2027, and the Sub-Advisory Agreements between the Manager and each of the Sub-Advisors, with respect to the Master Fund, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master Fund and its shareholders. The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the Agreements with respect to the Master Fund and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
ABS	Asset-Backed Security
ARB	Airport Revenue Bonds
BAB	Build America Bond
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
CVR	Contingent Value Right
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
GOL	General Obligation Ltd.
MSCI	Morgan Stanley Capital International
PIK	Payment-in-Kind
PR	Prerefunded
RB	Revenue Bonds
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
STACR	Structured Agency Credit Risk
TBA	To-Be-Announced

2026 BlackRock Semi-Annual Financial Statements and Additional Information

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 – Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 – Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrants have duly caused this report to be signed on their behalf by the undersigned, thereunto duly authorized.

BlackRock Funds VI and Master Investment Portfolio II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds VI and Master Investment Portfolio II

Date: August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds VI and Master Investment Portfolio II

Date: August 21, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds VI and Master Investment Portfolio II

Date: August 21, 2026